UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6155

American National Investment Accounts, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  December 31

Reporting period:  December 31, 2004


Item 1	Report to Shareholders

SEMI-ANNUAL REPORT

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

-  GROWTH PORTFOLIO

-  EQUITY INCOME PORTFOLIO

-  BALANCED PORTFOLIO

-  MONEY MARKET PORTFOLIO

-  GOVERNMENT BOND PORTFOLIO

-  SMALL-CAP/MID-CAP PORTFOLIO

-  HIGH YIELD BOND PORTFOLIO

-  INTERNATIONAL STOCK PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2005

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

                               2450 South Shore Boulevard, League City, TX 77573

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the September 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of the Fund may incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Fund and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2005, and held for six months ending June 30, 2005.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                                      ACTUAL                  HYPOTHETICAL
                                BEGINNING                     ENDING        EXPENSES      ENDING      EXPENSES
                                 ACCOUNT     ANNUALIZED      ACCOUNT          PAID       ACCOUNT        PAID
                                  VALUE       EXPENSE         VALUE          DURING       VALUE        DURING
FUNDS                           (01/01/05)     RATIOS     (06/30/05) (1)   PERIOD (2)   (06/30/05)   PERIOD (2)
-----                           ----------   ----------   --------------   ----------   ----------   ----------
Growth Portfolio                $ 1,000.00      0.87%       $   996.75       $ 4.30     $ 1,010.24     $ 4.36
Equity Income Portfolio           1,000.00      0.79%           997.09         3.91       1,010.44       3.96
Balanced Portfolio                1,000.00      0.81%           993.10         3.99       1,010.39       4.06
Money Market Portfolio            1,000.00      0.56%         1,005.17         2.79       1,011.01       2.81
Government Bond Portfolio         1,000.00      0.35%         1,009.62         1.75       1,011.53       1.76
Small-Cap/Mid-Cap
  Portfolio                       1,000.00      1.12%           994.51         5.52       1,009.62       5.61
High Yield Bond Portfolio         1,000.00      0.80%           961.54         3.81       1,010.41       4.01
International Stock Portfolio     1,000.00      1.10%           980.00         5.34       1,009.67       5.51

(1) The actual ending account value is based on actual total return of each of the funds for the period January 1, 2005 to June 30, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

GROWTH PORTFOLIO

                                                                      SHARES          VALUE
COMMON STOCK
AEROSPACE & DEFENSE--3.05%
Boeing Co.                                                                4,337   $      286,242
Goodrich Corp.                                                            2,781          113,910
Honeywell International Inc.                                              4,228          154,872
                                                                                  --------------
                                                                                         555,024

BANKS--7.84%
Bank of America Corp.                                                     9,897          451,402
PNC Financial Services Group, Inc.                                        4,782          260,428
U.S. Bancorp                                                              8,425          246,010
Wachovia Corp.                                                            3,448          171,021
Washington Mutual, Inc.                                                   2,113           85,978
Wells Fargo & Co.                                                         3,449          212,389
                                                                                  --------------
                                                                                       1,427,228

BEVERAGES--2.98%
Anheuser-Busch Companies, Inc.                                            2,891          132,263
Coca-Cola Co. (The)                                                       4,782          199,649
PepsiCo, Inc.                                                             3,894          210,003
                                                                                  --------------
                                                                                         541,915

BIOTECHNOLOGY--2.18%
Amgen Inc. *                                                              2,892          174,850
Genentech, Inc. *                                                         2,779          223,098
                                                                                  --------------
                                                                                         397,948

BUILDING PRODUCTS--0.84%
American Standard Companies Inc.                                          3,669          153,804

CHEMICALS--1.47%
Dow Chemical Co.                                                          2,669          118,851
E.I. du Pont de Nemours and Co.                                           1,668           71,741
PPG Industries, Inc.                                                      1,222           76,693
                                                                                  --------------
                                                                                         267,285

COMMERCIAL SERVICES & SUPPLIES--0.38%
ServiceMaster Co. (The)                                                   5,115           68,490

COMMUNICATIONS EQUIPMENT--2.80%
Cisco Systems, Inc. *                                                    12,900          246,519
Motorola, Inc.                                                            9,337          170,494
Nokia Oyj ADR                                                             5,557           92,468
                                                                                  --------------
                                                                                         509,481

COMPUTERS & PERIPHERALS--3.77%
Dell Inc. *                                                               4,895          193,401
EMC Corp. *                                                               9,126          125,117
Hewlett-Packard Co.                                                       5,787          136,052
International Business Machines Corp.                                     2,781          206,350
Sun Microsystems, Inc. *                                                  7,097           26,472
                                                                                  --------------
                                                                                         687,392

CONSTRUCTION & ENGINEERING--0.44%
Cemex S.A. de C.V. ADR                                                    1,893   $       80,301

CONTAINERS & PACKAGING--0.55%
Sealed Air Corp. *                                                        2,001           99,630

DIVERSIFIED FINANCIALS--7.04%
American Express Co.                                                      2,558          136,162
Citigroup Inc.                                                           10,566          488,466
Goldman Sachs Group, Inc. (The)                                             778           79,372
JPMorgan Chase & Co.                                                      9,399          331,973
Morgan Stanley                                                            4,670          245,035
                                                                                  --------------
                                                                                       1,281,008

DIVERSIFIED TELECOMMUNICATION
  SERVICES--2.98%
ALLTEL Corp.                                                              1,891          117,772
BellSouth Corp.                                                           5,006          133,009
SBC Communications Inc.                                                   3,781           89,799
Sprint Corp.                                                              4,560          114,410
Verizon Communications Inc.                                               2,556           88,310
                                                                                  --------------
                                                                                         543,300

ELECTRIC UTILITIES--2.05%
Ameren Corp.                                                              1,778           98,323
Dominion Resources, Inc.                                                    555           40,731
Exelon Corp.                                                              1,334           68,474
Southern Co. (The)                                                        2,890          100,196
Wisconsin Energy Corp.                                                    1,668           65,052
                                                                                  --------------
                                                                                         372,776

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.18%
Agilent Technologies, Inc. *                                                665           15,308
Jabil Circuit, Inc. *                                                       555           17,055
                                                                                  --------------
                                                                                          32,363

ENERGY EQUIPMENT & SERVICES--0.70%
Schlumberger Ltd.                                                         1,002           76,092
Weatherford International Ltd. *                                            890           51,602
                                                                                  --------------
                                                                                         127,694

FOOD PRODUCTS--1.79%
ConAgra Foods, Inc.                                                       6,449          149,359
McCormick & Co., Inc.                                                     2,891           94,478
Sensient Technologies Corp.                                               4,000           82,440
                                                                                  --------------
                                                                                         326,277

FOOD & DRUG RETAILING--3.70%
SUPERVALU Inc.                                                            6,338          206,682
Wal-Mart Stores, Inc.                                                     9,676          466,383
                                                                                  --------------
                                                                                         673,065

                                                                      SHARES          VALUE
COMMON STOCK
GAS UTILITIES--0.99%
El Paso Corp.                                                             4,781   $       55,077
Kinder Morgan, Inc.                                                         778           64,730
Sempra Energy                                                             1,447           59,776
                                                                                  --------------
                                                                                         179,583

HEALTH CARE EQUIPMENT & SUPPLIES--2.53%
Beckman Coulter, Inc.                                                     3,560          226,309
Medtronic, Inc.                                                           3,559          184,321
Zimmer Holdings, Inc. *                                                     668           50,882
                                                                                  --------------
                                                                                         461,512

HEALTH CARE PROVIDERS & SERVICES--0.85%
McKesson Corp.                                                            3,446          154,346

HOTELS, RESTAURANTS & LEISURE--1.27%
Fairmont Hotels & Resorts Inc.                                            1,222           42,562
Starwood Hotels & Resorts Worldwide, Inc.                                 3,225          188,888
                                                                                  --------------
                                                                                         231,450

HOUSEHOLD DURABLES--1.10%
Newell Rubbermaid Inc.                                                    3,115           74,262
Stanley Works (The)                                                       2,782          126,692
                                                                                  --------------
                                                                                         200,954

HOUSEHOLD PRODUCTS--2.80%
Kimberly-Clark Corp.                                                      2,893          181,073
Procter & Gamble Co.                                                      6,229          328,580
                                                                                  --------------
                                                                                         509,653

INDUSTRIAL CONGLOMERATES--4.26%
3M Co.                                                                    1,446          104,546
General Electric Co.                                                     17,015          589,570
Tyco International Ltd                                                    2,800           81,760
                                                                                  --------------
                                                                                         775,876

IT CONSULTING & SERVICES--0.70%
First Data Corp.                                                          2,225           89,312
SunGard Data Systems Inc. *                                               1,112           39,109
                                                                                  --------------
                                                                                         128,421

INSURANCE--4.57%
American International Group, Inc.                                        4,911          285,329
Brown & Brown, Inc.                                                       1,779           79,948
Marsh & McLennan Companies, Inc.                                          3,003           83,183
Prudential Financial, Inc.                                                3,335          218,976
St. Paul Travelers Companies, Inc. (The)                                  4,166          164,682
                                                                                  --------------
                                                                                         832,118

MACHINERY--1.75%
Danaher Corp.                                                             2,223   $      116,352
Illinois Tool Works Inc.                                                  1,334          106,293
Ingersoll-Rand Co. (Class A)                                              1,335           95,252
                                                                                  --------------
                                                                                         317,897

MEDIA--3.71%
Comcast Corp. (Special Class A) *                                         3,787          116,261
News Corp. (Class A)                                                      4,892           79,153
Time Warner Inc. *                                                        7,447          124,439
Viacom Inc. (Class B)                                                     3,004           96,188
Walt Disney Co. (The)                                                    10,341          260,386
                                                                                  --------------
                                                                                         676,427

METALS & MINING--0.40%
Alcoa Inc.                                                                2,780           72,641

MULTI-LINE RETAIL--1.35%
J.C. Penny Co., Inc.                                                      1,889           99,324
Kohl's Corp. *                                                              890           49,760
Target Corp.                                                              1,779           96,795
                                                                                  --------------
                                                                                         245,879

OFFICE ELECTRONICS--0.12%
Xerox Corp. *                                                             1,552           21,402

OIL & GAS--7.78%
Anadarko Petroleum Corp.                                                    778           63,913
BP PLC ADR                                                                1,447           90,264
ChevronTexaco Corp.                                                       3,336          186,549
Exxon Mobil Corp.                                                        11,344          651,940
Kerr-McGee Corp.                                                            368           28,082
Royal Dutch Shell PLC ADR                                                 3,780          245,322
Unocal Corp.                                                              2,300          149,615
                                                                                  --------------
                                                                                       1,415,685

PAPER & FOREST PRODUCTS--0.18%
International Paper Co.                                                   1,113           33,624

PHARMACEUTICALS--6.19%
Bristol-Myers Squibb Co.                                                  2,777           69,369
Johnson & Johnson                                                         6,115          397,475
Merck & Co. Inc.                                                          3,003           92,492
Pfizer Inc.                                                              15,283          421,505
Watson Pharmaceuticals, Inc. *                                            2,447           72,333
Wyeth                                                                     1,669           74,271
                                                                                  --------------
                                                                                       1,127,445

                                                                      SHARES          VALUE
COMMON STOCK
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.47%
Analog Devices, Inc.                                                        554   $       20,670
Intel Corp.                                                              13,344          347,745
KLA-Tencor Corp.                                                            443           19,359
Linear Technology Corp.                                                   2,222           81,525
Maxim Integrated Products, Inc.                                             443           16,927
Texas Instruments Inc.                                                    4,781          134,203
Xilinx, Inc.                                                                442           11,271
                                                                                  --------------
                                                                                         631,700

SOFTWARE--3.60%
Electronic Arts Inc. *                                                    1,336           75,631
Intuit Inc. *                                                               445           20,074
Microsoft Corp.                                                          17,352          431,024
Oracle Corp. *                                                            9,789          129,215
                                                                                  --------------
                                                                                         655,944

SPECIALTY RETAIL--4.10%
Bed Bath & Beyond Inc. *                                                  2,000           83,560
Best Buy Co. Inc                                                          1,668          114,341
Chico's FAS, Inc. *                                                       5,559          190,563
Home Depot, Inc. (The)                                                    3,670          142,763
Limited Brands, Inc.                                                      5,782          123,850
Lowe's Companies, Inc.                                                    1,558           90,707
                                                                                  --------------
                                                                                         745,784

WIRELESS TELECOMMUNICATION SERVICES--0.28%
Nextel Communications, Inc. (Class A)*                                    1,557           50,307
                                                                                  --------------
                                      TOTAL COMMON STOCK--96.74%
                                              (Cost $14,618,704)                      17,613,629
                                                                                  --------------

                                                                       FACE
                                                                      AMOUNT
COMMERCIAL PAPER
GAS UTILITIES--1.65%
Kinder Morgan, Inc., 3.35%, 07/05/05                               $    300,000          299,888

HEALTH CARE EQUIPMENT & SUPPLIES--1.51%
Baxter International Inc., 3.22%, 07/01/05                              275,000          275,000
                                                                                  --------------
                                   TOTAL COMMERCIAL PAPER--3.16%
                                                 (Cost $574,888)                         574,888
                                                                                  --------------
                                       TOTAL INVESTMENTS--99.90%
                                              (Cost $15,193,592)                      18,188,517
                  CASH AND OTHER ASSETS, LESS LIABILITIES--0.10%                          17,501
                                                                                  --------------
                                             NET ASSETS--100.00%                  $   18,206,018
                                                                                  ==============

*--Non-income producing securities

See notes to financial statements.

ABBREVIATIONS
ADR--American Depositary Receipt

[CHART]

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

Materials                                2.68%
Energy                                   8.76%
Industrials                             11.08%
Consumer Discretionary                  11.93%
Consumer Staples                        11.64%
Health Care                             12.16%
Financials                              20.10%
Information Technology                  15.14%
Telecommunication Services               3.37%
Utilities                                3.14%

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

GROWTH PORTFOLIO

ASSETS
Investments in securities, at value (Cost $15,193,592)                   $    18,188,517
Cash and cash equivalents                                                         18,999
Receivable for:
  Dividends                                                                       16,819
  Capital stock sold                                                                 793
  Expense reimbursement                                                            1,342
                                                                         ---------------
                                                          TOTAL ASSETS        18,226,470
                                                                         ---------------
LIABILITIES
Capital stock reacquired                                                           1,243
Payable to investment adviser for fund expenses                                    6,933
Accrued:
  Investment advisory fee                                                          7,554
  Service fee                                                                      3,777
Other liabilities                                                                    945
                                                                         ---------------
                                                     TOTAL LIABILITIES            20,452
                                                                         ---------------
                                                            NET ASSETS   $    18,206,018
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $    17,366,693
  Undistributed net investment income                                            106,028
  Accumulated net realized loss on investments                                (2,261,628)
  Net unrealized appreciation of investments                                   2,994,925
                                                                         ---------------
                                                            NET ASSETS   $    18,206,018
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                 11,866,430
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          1.53
                                                                         ===============
Shares Authorized                                                            115,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

GROWTH PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,495)                        $       164,281
Interest                                                                          20,395
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME           184,676
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          45,192
Service fees                                                                      22,596
Professional fees                                                                  3,216
Custody and transaction fees                                                       8,702
Directors' fees and expenses                                                       1,331
Compliance expenses                                                                  644
Registration fees                                                                    383
Insurance expenses                                                                 4,694
                                                                         ---------------
                                                        TOTAL EXPENSES            86,758
                                              LESS EXPENSES REIMBURSED            (8,110)
                                                                         ---------------
                                                          NET EXPENSES            78,648
                                                                         ---------------
INVESTMENT INCOME--NET                                                           106,028
                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                               903,419
  Change in unrealized depreciation of investments                            (1,102,075)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                         (198,656)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       (92,628)
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

GROWTH PORTFOLIO

                                                                                     (UNAUDITED)
                                                                                     SIX MONTHS        YEAR ENDED
                                                                                    ENDED JUNE 30,    DECEMBER 31,
                                                                                   ---------------   ---------------
                                                                                        2005              2004
                                                                                   ---------------   ---------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
        Investment income--net                                                     $       106,028   $       214,771
        Net realized gain (loss) on investments                                            903,419           (17,056)
        Change in unrealized appreciation (depreciation)                                (1,102,075)        1,149,271
                                                                                   ---------------   ---------------
        Net increase (decrease) in net assets resulting from operations                    (92,628)        1,346,986
     DISTRIBUTIONS TO SHAREHOLDERS FROM
        Investment income--net                                                                  --          (214,788)
     CAPITAL SHARE TRANSACTIONS--Net                                                      (218,142)          685,487
                                                                                   ---------------   ---------------
     TOTAL INCREASE (DECREASE)                                                            (310,770)        1,817,685
     NET ASSETS
        Beginning of period                                                             18,516,788        16,699,103
                                                                                   ---------------   ---------------
        End of period                                                              $    18,206,018   $    18,516,788
                                                                                   ===============   ===============
     Undistributed Net Investment Income                                           $       106,028   $            --
                                                                                   ===============   ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GROWTH PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS
                                                              ENDED
                                                             JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                            -----------     ----------------------------------------------------
                                                               2005           2004       2003       2002       2001       2000
                                                            -----------     --------   --------   --------   --------   --------
   Net Asset Value, Beginning of Period                      $   1.54       $   1.45   $   1.15   $   1.60   $   1.93   $   2.06
   Investment income--net                                        0.01           0.02       0.01       0.01       0.02       0.03
   Net realized and unrealized gain (loss)
    on investments                                              (0.02)          0.09       0.30      (0.45)     (0.33)     (0.09)
                                                             --------       --------   --------   --------   --------   --------
                          Total from investment operations      (0.01)          0.11       0.31      (0.44)     (0.31)     (0.06)
   Less distributions from
     Investment income--net                                        --          (0.02)     (0.01)     (0.01)     (0.02)     (0.03)
     Capital gains                                                 --             --         --         --         --      (0.04)
                                                             --------       --------   --------   --------   --------   --------
                                       Total distributions         --          (0.02)     (0.01)     (0.01)     (0.02)     (0.07)
                                                             --------       --------   --------   --------   --------   --------
   Net Asset Value, End of Period                            $   1.53       $   1.54   $   1.45   $   1.15   $   1.60   $   1.93
                                                             ========       ========   ========   ========   ========   ========
   Total return                                                 (1.32)%**       7.45%     27.07%    (27.61)%   (16.12)%    (2.82)%
                                                             ========       ========   ========   ========   ========   ========
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)                 $ 18,206       $ 18,517   $ 16,699   $ 13,099   $ 17,856   $ 20,550
   Ratio of expenses with reimbursement to average
    net assets (1)                                               0.87%*         0.87%      0.87%      0.87%      0.87%      0.87%
   Ratio of expenses without reimbursement to average
    net assets                                                   0.96%*         0.90%      0.93%      0.94%      0.97%      0.92%
   Ratio of net investment income to average net assets          1.17%*         1.24%      0.90%      0.62%      1.11%      1.42%
   Portfolio turnover rate                                      19.56%          1.23%     30.15%    108.13%     33.57%     17.36%


*    Ratios Annualized
**   Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio until April 30, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

EQUITY INCOME PORTFOLIO

                                                                      SHARES          VALUE
COMMON STOCK
AEROSPACE & DEFENSE--2.54%
Lockheed Martin Corp.                                                     4,744   $      307,743
Northrop Grumman Corp.                                                    4,852          268,073
                                                                                  --------------
                                                                                         575,816

BANKS--8.12%
Amsouth Bancorporation                                                    4,306          111,956
Bank of America Corp.                                                     9,928          452,816
KeyCorp                                                                   3,311          109,760
PNC Financial Services Group, Inc.                                        6,066          330,354
U.S. Bancorp                                                             12,135          354,342
Washington Mutual, Inc.                                                   2,648          107,747
Wells Fargo & Co.                                                         6,066          373,544
                                                                                  --------------
                                                                                       1,840,519

BEVERAGES--3.33%
Anheuser-Busch Companies, Inc.                                            3,529          161,452
Coca-Cola Co. (The)                                                       4,965          207,289
PepsiCo, Inc.                                                             7,169          386,624
                                                                                  --------------
                                                                                         755,365

BIOTECHNOLOGY--0.61%
Amgen Inc. *                                                              2,300          139,058

BUILDING PRODUCTS--0.86%
American Standard Companies Inc.                                          4,635          194,299

CHEMICALS--1.34%
Dow Chemical Co.                                                          3,088          137,509
E.I. du Pont de Nemours and Co.                                           2,096           90,149
PPG Industries, Inc.                                                      1,215           76,253
                                                                                  --------------
                                                                                         303,911
COMMERCIAL SERVICES & SUPPLIES--0.64%
Banta Corp.                                                               3,200          145,152

COMMUNICATIONS EQUIPMENT--1.60%
Cisco Systems, Inc. *                                                    13,000          248,430
Nokia Oyj ADR                                                             6,836          113,751
                                                                                  --------------
                                                                                         362,181

COMPUTERS & PERIPHERALS--0.69%
International Business Machines Corp.                                     2,096          155,523

CONTAINERS & PACKAGING--0.56%
Sealed Air Corp. *                                                        2,538          126,367

DIVERSIFIED FINANCIALS--6.97%
Allied Capital Corp.                                                      4,085          118,914
Citigroup Inc.                                                           12,833          593,270
JPMorgan Chase & Co.                                                      7,225          255,187
Morgan Stanley                                                            2,205          115,696
Principal Financial Group, Inc.                                           3,529          147,865
Weingarten Realty Investors                                               8,851          347,136
                                                                                  --------------
                                                                                       1,578,068

DIVERSIFIED TELECOMMUNICATION
  SERVICES--1.96%
ALLTEL Corp.                                                              1,875   $      116,775
SBC Communications Inc.                                                   4,743          112,646
Sprint Corp.                                                              4,748          119,127
Verizon Communications Inc.                                               2,769           95,669
                                                                                  --------------
                                                                                         444,217

ELECTRIC UTILITIES--3.26%
Ameren Corp.                                                              3,088          170,766
CenterPoint Energy, Inc.                                                  4,518           59,683
Constellation Energy Group                                                4,855          280,085
Exelon Corp.                                                              1,767           90,700
Southern Co. (The)                                                        1,875           65,006
Wisconsin Energy Corp.                                                    1,875           73,125
                                                                                  --------------
                                                                                         739,365

ENERGY EQUIPMENT & SERVICES--1.35%
Schlumberger Ltd.                                                         2,097          159,246
Weatherford International Ltd. *                                          2,539          147,211
                                                                                  --------------
                                                                                         306,457

FOOD PRODUCTS--2.88%
ConAgra Foods, Inc.                                                       7,282          168,651
H.J. Heinz Co.                                                            3,641          128,964
McCormick & Co., Inc.                                                     3,420          111,766
Sara Lee Corp.                                                            8,605          170,465
Sensient Technologies Corp.                                               3,533           72,815
                                                                                  --------------
                                                                                         652,661

FOOD & DRUG RETAILING--2.23%
Wal-Mart Stores, Inc.                                                    10,482          505,232

HEALTH CARE EQUIPMENT & SUPPLIES--1.47%
Beckman Coulter, Inc.                                                     4,302          273,478
Zimmer Holdings, Inc. *                                                     773           58,879
                                                                                  --------------
                                                                                         332,357

HEALTH CARE PROVIDERS & SERVICES--0.51%
Health Management Associates, Inc. (Class A)                              4,412          115,506

HOTELS, RESTAURANTS & LEISURE--1.11%
Starwood Hotels & Resorts Worldwide, Inc.                                 4,302          251,968

HOUSEHOLD DURABLES--1.70%
Newell Rubbermaid Inc.                                                    3,969           94,621
Stanley Works (The)                                                       3,531          160,802
Tupperware Corp.                                                          5,517          128,932
                                                                                  --------------
                                                                                         384,355

                                                                      SHARES          VALUE
COMMON STOCK
HOUSEHOLD PRODUCTS--2.45%
Kimberly-Clark Corp.                                                      2,537   $      158,791
Procter & Gamble Co.                                                      7,501          395,678
                                                                                  --------------
                                                                                         554,469

INDUSTRIAL CONGLOMERATES--4.42%
3M Co.                                                                    1,986          143,588
General Electric Co.                                                     21,456          743,450
Tyco International Ltd                                                    3,900          113,880
                                                                                  --------------
                                                                                       1,000,918

INSURANCE--5.56%
Allstate Corp.                                                            2,427          145,013
American International Group, Inc.                                        6,730          391,013
Marsh & McLennan Companies, Inc.                                          3,640          100,828
Prudential Financial, Inc.                                                6,841          449,180
St. Paul Travelers Companies, Inc. (The)                                  4,393          173,655
                                                                                  --------------
                                                                                       1,259,689

MACHINERY--2.13%
Danaher Corp.                                                             4,632          242,439
Illinois Tool Works Inc.                                                  1,544          123,026
Ingersoll-Rand Co. (Class A)                                              1,654          118,013
                                                                                  --------------
                                                                                         483,478

MEDIA--4.83%
Comcast Corp. (Special Class A ) *                                        3,197           98,148
Comcast Corp. (Class A ) *                                                2,800           83,860
News Corp. (Class A)                                                      6,062           98,083
Time Warner Inc. *                                                       21,070          352,080
Viacom Inc. (Class B)                                                     4,522          144,794
Walt Disney Co. (The)                                                    12,576          316,664
                                                                                  --------------
                                                                                       1,093,629

METALS & MINING--0.40%
Alcoa Inc.                                                                3,420           89,365

MULTI-LINE RETAIL--0.80%
Kohl's Corp. *                                                            1,103           61,669
Target Corp.                                                              2,208          120,137
                                                                                  --------------
                                                                                         181,806

OIL & GAS--8.68%
Anadarko Petroleum Corp.                                                  3,043          249,982
BP PLC ADR                                                                3,310          206,478
ChevronTexaco Corp.                                                       6,066          339,211
Enterprise Products Partner L.P.                                          2,096           56,152
Exxon Mobil Corp.                                                        12,576          722,743
Kerr-McGee Corp.                                                            879           67,077
Royal Dutch Shell PLC ADR                                                 3,419          221,893
Unocal Corp.                                                              1,600          104,080
                                                                                  --------------
                                                                                       1,967,616

PAPER & FOREST PRODUCTS--0.10%
International Paper Co.                                                     770   $       23,262

PHARMACEUTICALS--7.80%
Allergan, Inc.                                                            1,874          159,740
Bristol-Myers Squibb Co.                                                  6,841          170,888
Johnson & Johnson                                                         7,832          509,080
Merck & Co. Inc.                                                          5,847          180,088
Pfizer Inc.                                                              16,481          454,546
Watson Pharmaceuticals, Inc. *                                            4,630          136,863
Wyeth                                                                     3,529          157,041
                                                                                  --------------
                                                                                       1,768,246

REAL ESTATE--4.52%
Health Care Property Investors, Inc.                                     12,794          345,950
Plum Creek Timber Co., Inc.                                               8,494          308,332
Public Storage, Inc.                                                      5,848          369,886
                                                                                  --------------
                                                                                       1,024,168

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.99%
Intel Corp.                                                              14,228          370,782
Linear Technology Corp.                                                   2,207           80,975
                                                                                  --------------
                                                                                         451,757

SOFTWARE--2.77%
Electronic Arts Inc. *                                                    1,655           93,690
Microsoft Corp.                                                          21,511          534,333
                                                                                  --------------
                                                                                         628,023

SPECIALTY RETAIL--2.76%
Best Buy Co. Inc                                                          2,096          143,681
Limited Brands, Inc.                                                      7,057          151,161
Lowe's Companies, Inc.                                                    3,419          199,054
Staples, Inc.                                                             6,118          130,436
                                                                                  --------------
                                                                                         624,332

TOBACCO--1.59%
Altria Group, Inc.                                                        2,759          178,397
Reynolds American Inc.                                                    2,317          182,580
                                                                                  --------------
                                                                                         360,977

WIRELESS TELECOMMUNICATION SERVICES--0.54%
Nextel Communications, Inc. (Class A) *                                   3,752          121,227
                                                                                  --------------
                                      TOTAL COMMON STOCK--95.07%
                                              (Cost $19,294,160)                      21,541,339
                                                                                  --------------

                                                                      FACE
                                                                      AMOUNT          VALUE
COMMERCIAL PAPER
GAS UTILITIES--2.53%
Kinder Morgan, Inc., 3.35%, 07/05/05                               $    575,000   $      574,786

HEALTH CARE EQUIPMENT & SUPPLIES--2.21%
Baxter International Inc., 3.22%, 07/01/05                              500,000          500,000
                                                                                  --------------
                                   TOTAL COMMERCIAL PAPER--4.74%
                                               (Cost $1,074,786)                       1,074,786
                                                                                  --------------
                                       TOTAL INVESTMENTS--99.81%
                                              (Cost $20,368,946)                      22,616,125
                  CASH AND OTHER ASSETS, LESS LIABILITIES--0.19%                          43,731
                                                                                  --------------
                                                         100.00%                  $   22,659,856
                                                                                  ==============

*--Non-income producing security

ABBREVIATIONS
ADR--American Depositary Receipt

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

Materials                                    2.53%
Energy                                      10.56%
Industrials                                 11.14%
Consumer Discretionary                      11.77%
Consumer Staples                            13.13%
Health Care                                 10.93%
Financials                                  26.47%
Information Technology                       7.42%
Telecommunication Services                   2.62%
Utilities                                    3.43%

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

EQUITY INCOME PORTFOLIO

ASSETS
Investments in securities, at value (Cost $20,368,946)                   $    22,616,125
Cash and cash equivalents                                                         47,641
Receivable for:
  Dividends                                                                       30,400
  Capital stock sold                                                               1,204
  Expense reimbursement                                                            2,922
                                                                         ---------------
                                                          TOTAL ASSETS        22,698,292
                                                                         ---------------
LIABILITIES
Capital stock reacquired                                                          16,287
Payable to investment adviser for fund expenses                                    7,111
Accrued:
  Investment advisory fee                                                          9,401
  Service fee                                                                      4,700
Other liabilities                                                                    937
                                                                         ---------------
                                                     TOTAL LIABILITIES            38,436
                                                                         ---------------
                                                            NET ASSETS   $    22,659,856
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $    19,960,703
  Undistributed net investment income                                            182,781
  Accumulated net realized gain on investments                                   269,193
  Net unrealized appreciation of investments                                   2,247,179
                                                                         ---------------
                                                            NET ASSETS   $    22,659,856
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                 13,285,782
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          1.71
                                                                         ===============
Shares Authorized                                                            120,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

EQUITY INCOME PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,941)                        $       243,394
Interest                                                                          28,537
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME           271,931
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          56,431
Service fees                                                                      28,215
Professional fees                                                                  3,216
Custody and transaction fees                                                       8,070
Directors' fees and expenses                                                       1,331
Compliance expenses                                                                  811
Registration fees                                                                    377
Insurance expenses                                                                 6,621
                                                                         ---------------
                                                        TOTAL EXPENSES           105,072
                                              LESS EXPENSES REIMBURSED           (15,922)
                                                                         ---------------
                                                          NET EXPENSES            89,150
                                                                         ---------------
INVESTMENT INCOME--NET                                                           182,781
                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                               583,153
  Change in unrealized depreciation of investments                              (904,185)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                         (321,032)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (138,251)
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

EQUITY INCOME PORTFOLIO

                                                                                     (UNAUDITED)
                                                                                      SIX MONTHS        YEAR ENDED
                                                                                    ENDED JUNE 30,    DECEMBER 31,
                                                                                   ---------------   ---------------
                                                                                        2005              2004
                                                                                   ---------------   ---------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Investment income--net                                                      $       182,781   $       388,279
       Net realized gain (loss) on investments                                             583,153          (221,426)
       Change in unrealized appreciation (depreciation)                                   (904,185)        1,818,110
                                                                                   ---------------   ---------------
       Net increase (decrease) in net assets resulting from operations                    (138,251)        1,984,963
     DISTRIBUTIONS TO SHAREHOLDERS FROM
       Investment income--net                                                                   --          (388,292)
     CAPITAL SHARE TRANSACTIONS--Net                                                      (542,958)          786,011
                                                                                   ---------------   ---------------
     TOTAL INCREASE (DECREASE)                                                            (681,209)        2,382,682
     NET ASSETS
       Beginning of period                                                              23,341,065        20,958,383
                                                                                   ---------------   ---------------
       End of period                                                               $    22,659,856   $    23,341,065
                                                                                   ===============   ===============
     Undistributed Net Investment Income                                           $       182,781   $            --
                                                                                   ===============   ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

EQUITY INCOME PORTFOLIO

                                                           (UNAUDITED)
                                                            SIX MONTHS
                                                              ENDED
                                                             JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                           -----------      ----------------------------------------------------
                                                               2005           2004       2003       2002       2001       2000
                                                           -----------      --------   --------   --------   --------   --------
   Net Asset Value, Beginning of Period                      $   1.72       $   1.60   $   1.30   $   1.61   $   1.90   $   1.84
   Investment income--net                                        0.01           0.03       0.02       0.02       0.03       0.04
   Net realized and unrealized gain (loss) on investments       (0.02)          0.12       0.30      (0.25)     (0.25)      0.18
                                                             --------       --------   --------   --------   --------   --------
                         Total from investment operations       (0.01)          0.15       0.32      (0.23)     (0.22)      0.22
   Less distributions from
     Investment income--net                                        --          (0.03)     (0.02)     (0.02)     (0.03)     (0.04)
     Capital gains                                                 --             --         --      (0.06)     (0.04)     (0.12)
                                                             --------       --------   --------   --------   --------   --------
                                      Total distributions          --          (0.03)     (0.02)     (0.08)     (0.07)     (0.16)
                                                             --------       --------   --------   --------   --------   --------
   Net Asset Value, End of Period                            $   1.71       $   1.72   $   1.60   $   1.30   $   1.61   $   1.90
                                                             ========       ========   ========   ========   ========   ========
   Total return                                                 (1.18)%**       9.31%     24.73%    (14.14)%   (11.79)%    12.00%
                                                             ========       ========   ========   ========   ========   ========
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)                 $ 22,660       $ 23,341   $ 20,958   $ 17,183   $ 21,153   $ 22,668
   Ratio of expenses with reimbursement to average
    net assets (1)                                               0.79%*         0.79%      0.79%      0.85%      0.90%      0.92%
   Ratio of expenses without reimbursement to average
    net assets                                                   0.93%*         0.87%      0.89%      0.91%      0.90%      0.92%
   Ratio of net investment income to average net assets          1.62%*         1.79%      1.49%      1.41%      1.69%      1.94%
   Portfolio turnover rate                                      14.14%          5.33%     24.22%     32.23%     33.28%     22.67%


*    Ratios Annualized
**   Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.79% on the Equity Income Portfolio until April 30, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

BALANCED PORTFOLIO

                                                                      SHARES          VALUE
COMMON STOCK
AEROSPACE & DEFENSE--0.81%
Goodrich Corp.                                                            1,545   $       63,283
Honeywell International Inc.                                              1,423           52,124
                                                                                  --------------
                                                                                         115,407

AIR FREIGHT & COURIERS--0.35%
United Parcel Service, Inc. (Class B)                                       713           49,311

BANKS--5.24%
Bank of America Corp.                                                     6,296          287,161
PNC Financial Services Group, Inc.                                        2,850          155,211
U.S. Bancorp                                                              3,445          100,594
Wachovia Corp.                                                            1,781           88,338
Wells Fargo & Co.                                                         1,781          109,674
                                                                                  --------------
                                                                                         740,978

BEVERAGES--1.88%
Anheuser-Busch Companies, Inc.                                            1,783           81,572
Coca-Cola Co. (The)                                                       2,732          114,061
PepsiCo. Inc.                                                             1,307           70,486
                                                                                  --------------
                                                                                         266,119

BIOTECHNOLOGY--0.51%
Amgen Inc. *                                                              1,189           71,887

BUILDING PRODUCTS--0.60%
American Standard Companies Inc.                                          2,019           84,636

CHEMICALS--1.02%
Dow Chemical Co.                                                          1,307           58,201
E.I. du Pont de Nemours and Co.                                             950           40,859
PPG Industries, Inc.                                                        713           44,748
                                                                                  --------------
                                                                                         143,808

COMMERCIAL SERVICES & SUPPLIES--1.04%
Banta Corp.                                                               2,257          102,377
ServiceMaster Co. (The)                                                   3,330           44,589
                                                                                  --------------
                                                                                         146,966

COMMUNICATIONS EQUIPMENT--1.52%
Cisco Systems, Inc. *                                                     5,586          106,748
Motorola, Inc.                                                            3,092           56,460
Nokia Oyj ADR                                                             3,087           51,368
                                                                                  --------------
                                                                                         214,576

COMPUTERS & PERIPHERALS--3.16%
Dell Inc. *                                                               3,207          126,709
EMC Corp. *                                                               8,194          112,340
Hewlett-Packard Co.                                                       3,210           75,467
International Business Machines Corp.                                     1,781          132,150
                                                                                  --------------
                                                                                         446,666

CONSTRUCTION & ENGINEERING--0.21%
Cemex S.A. de C.V. ADR                                                      712           30,203

CONTAINERS & PACKAGING--0.42%
Sealed Air Corp. *                                                        1,187   $       59,101

DIVERSIFIED FINANCIALS--5.64%
American Express Co.                                                      1,782           94,856
Citigroup Inc.                                                            6,533          302,021
Federal Home Loan Mortgage Corp.                                          1,901          124,002
Goldman Sachs Group, Inc. (The)                                             475           48,459
JPMorgan Chase & Co.                                                      2,405           84,945
Morgan Stanley                                                            2,732          143,348
                                                                                  --------------
                                                                                         797,631

DIVERSIFIED TELECOMMUNICATION
 SERVICES--1.35%
ALLTEL Corp.                                                              1,069           66,577
Sprint Corp.                                                              2,733           68,571
Verizon Communications Inc.                                               1,634           56,455
                                                                                  --------------
                                                                                         191,603

ELECTRIC UTILITIES--2.60%
Ameren Corp.                                                              1,782           98,545
CenterPoint Energy, Inc.                                                  2,727           36,024
Constellation Energy Group                                                2,614          150,802
Exelon Corp.                                                                592           30,387
Southern Co. (The)                                                          712           24,685
Wisconsin Energy Corp.                                                      714           27,846
                                                                                  --------------
                                                                                         368,289

ENERGY EQUIPMENT & SERVICES--0.66%
Schlumberger Ltd.                                                           594           45,108
Weatherford International Ltd. *                                            831           48,181
                                                                                  --------------
                                                                                          93,289

FOOD PRODUCTS--2.43%
ConAgra Foods, Inc.                                                       2,967           68,716
H.J. Heinz Co.                                                            1,307           46,294
McCormick & Co., Inc.                                                     2,615           85,458
Sara Lee Corp.                                                            3,323           65,829
Sensient Technologies Corp.                                               3,800           78,318
                                                                                  --------------
                                                                                         344,615

FOOD & DRUG RETAILING--1.56%
Wal-Mart Stores, Inc.                                                     4,575          220,515

HEALTH CARE EQUIPMENT & SUPPLIES--0.55%
Beckman Coulter, Inc.                                                     1,070           68,020
Zimmer Holdings, Inc. *                                                     131            9,978
                                                                                  --------------
                                                                                          77,998

HEALTH CARE PROVIDERS & SERVICES--0.37%
Health Management Associates, Inc. (Class A)                              2,020           52,884

HOTELS, RESTAURANTS & LEISURE--0.79%
Starwood Hotels & Resorts Worldwide, Inc.                                 1,902          111,400


                                                                      SHARES          VALUE
COMMON STOCK
HOUSEHOLD DURABLES--0.85%
Newell Rubbermaid Inc.                                                    1,897   $       45,224
Stanley Works (The)                                                       1,661           75,642
                                                                                  --------------
                                                                                         120,866

HOUSEHOLD PRODUCTS--1.85%
Kimberly-Clark Corp.                                                      1,187           74,294
Procter & Gamble Co.                                                      3,564          188,001
                                                                                  --------------
                                                                                         262,295

INDUSTRIAL CONGLOMERATES--2.81%
3M Co.                                                                      831           60,081
General Electric Co.                                                      9,738          337,422
                                                                                  --------------
                                                                                         397,503

IT CONSULTING & SERVICES--0.27%
SunGard Data Systems Inc. *                                               1,070           37,632

INSURANCE--2.86%
Allstate Corp.                                                              951           56,822
American International Group, Inc.                                        2,587          150,305
Marsh & McLennan Companies, Inc.                                          1,665           46,120
Prudential Financial, Inc.                                                2,137          140,315
St. Paul Travelers Companies, Inc. (The)                                    290           11,464
                                                                                  --------------
                                                                                         405,026

LEISURE EQUIPMENT & PRODUCTS--0.73%
Brunswick Corp.                                                           2,375          102,885

MACHINERY--1.18%
Danaher Corp.                                                             1,664           87,094
Illinois Tool Works Inc.                                                    475           37,848
Ingersoll-Rand Co. (Class A)                                                593           42,311
                                                                                  --------------
                                                                                         167,253

MEDIA--2.55%
Comcast Corp. (Class A ) *                                                1,427           43,809
Comcast Corp. (Special Class A ) *                                          951           28,482
News Corp. (Class A)                                                      2,730           44,171
Time Warner Inc. *                                                        4,041           67,525
Viacom Inc. (Class B)                                                     1,782           57,060
Walt Disney Co. (The)                                                     4,750          119,605
                                                                                  --------------
                                                                                         360,652

METALS & MINING--0.24%
Alcoa Inc.                                                                1,305           34,100

MULTI-LINE RETAIL--0.95%
J.C. Penny Co., Inc.                                                      1,068           56,155
Kohl's Corp. *                                                              474           26,501
Target Corp.                                                                950           51,689
                                                                                  --------------
                                                                                         134,345

OIL & GAS--5.82%
Anadarko Petroleum Corp.                                                    832   $       68,349
BP PLC ADR                                                                2,410          150,336
ChevronTexaco Corp.                                                       2,493          139,409
Exxon Mobil Corp.                                                         5,938          341,257
Unocal Corp.                                                              1,902          123,725
                                                                                  --------------
                                                                                         823,076

PAPER & FOREST PRODUCTS--0.13%
International Paper Co.                                                     593           17,915

PERSONAL PRODUCTS--0.34%
Gillette Co. (The)                                                          952           48,200

PHARMACEUTICALS--7.27%
Abbott Laboratories                                                       1,899           93,070
Allergan, Inc.                                                              712           60,691
Bristol-Myers Squibb Co.                                                  2,615           65,323
Hospira, Inc. *                                                             168            6,552
Johnson & Johnson                                                         4,395          285,675
Merck & Co. Inc.                                                          2,615           80,542
Pfizer Inc.                                                              10,804          297,974
Watson Pharmaceuticals, Inc. *                                            2,018           59,652
Wyeth                                                                     1,782           79,299
                                                                                  --------------
                                                                                       1,028,778

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.78%
Intel Corp.                                                               6,057          157,845
Linear Technology Corp.                                                     593           21,757
Texas Instruments Inc.                                                    1,188           33,347
Xilinx, Inc.                                                              1,546           39,423
                                                                                  --------------
                                                                                         252,372

SOFTWARE--2.73%
Electronic Arts Inc. *                                                      714           40,420
Microsoft Corp.                                                          11,282          280,245
Oracle Corp. *                                                            4,988           65,842
                                                                                  --------------
                                                                                         386,507

SPECIALTY RETAIL--1.16%
Limited Brands, Inc.                                                      3,803           81,460
Lowe's Companies, Inc.                                                    1,426           83,022
                                                                                  --------------
                                                                                         164,482

WIRELESS TELECOMMUNICATION SERVICES--0.85%
Nextel Communications, Inc. (Class A) *                                   1,664           53,764
Vodafone Group PLC ADR                                                    2,734           66,491
                                                                                  --------------
                                                                                         120,255
                                                                                  --------------
                                      TOTAL COMMON STOCK--67.08%
                                               (Cost $8,647,810)                       9,492,024
                                                                                  --------------

                                                                       FACE
                                                                      AMOUNT             VALUE
BONDS AND NOTES
AUTO COMPONENTS--3.86%
Cooper Tire & Rubber Co., 7.75%, 12/15/09                          $    400,000   $      442,140
TRW Inc., 6.30%, 05/15/08                                               100,000          104,219
                                                                                  --------------
                                                                                         546,359

AUTOMOBILES--0.88%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09                                115,000          125,180

BANKS--1.75%
Washington Mutual Inc., 4.20%, 01/15/10                                 250,000          248,002

BUILDING PRODUCTS--0.71%
Lafarge North America, 6.375%, 07/15/05 (a)                             100,000          100,050

DIVERSIFIED FINANCIALS--4.03%
General Electric Capital Corp., 3.75%, 12/15/09                         200,000          196,411
HSBC Finance Corp., 5.875%, 02/01/09                                    250,000          262,426
Weingarten Realty Investors, 7.35%, 07/20/09                            100,000          111,934
                                                                                  --------------
                                                                                         570,771

DIVERSIFIED TELECOMMUNICATION
 SERVICES--4.79%
GTE Southwest Inc., 6.23%, 01/01/07                                     137,000          140,597
SBC Commun Capital Corp., 7.11%, 08/14/06                               425,000          437,574
QWest Corp., 6.125%, 11/15/05 (a)                                       100,000          100,000
                                                                                  --------------
                                                                                         678,171

TRANSPORTATION INFRASTRUCTURE--1.39%
Hertz Corp., 7.40%, 03/01/11                                            200,000          195,953

U S GOVERNMENT AGENCY SECURITIES--9.59%
Federal Farm Credit Bank 4.15%, 11/30/09                                200,000          199,489
Federal Home Loan Bank 2.45%, 03/23/07                                  400,000          390,981
Federal Home Loan Bank 4.70%, 04/15/08                                  275,000          275,136
Federal Home Loan Bank 5.05%, 10/21/09                                  140,000          140,103
Federal Home Loan Bank 4.40%, 12/28/09                                  350,000          347,402
Federal Home Loan Mortgage Corp.
 Pool # 360100, 9.00%, 04/01/20                                           2,055            2,247
Federal Home Loan Mortgage Corp.
 Pool # 540341, 9.00%, 09/01/19                                             881              962
                                                                                  --------------
                                                                                       1,356,320
                                                                                  --------------
                                   TOTAL BONDS AND NOTES--27.00%
                                               (Cost $3,753,824)                       3,820,806
                                                                                  --------------

COMMERCIAL PAPER

GAS UTILITIES--0.89%
Kinder Morgan, Inc., 3.35%, 07/05/05                               $    125,000   $      124,954

HEALTH CARE EQUIPMENT & SUPPLIES--4.24%
Baxter International Inc., 3.22%, 07/01/05                              600,000          600,000
                                                                                  --------------
                                   TOTAL COMMERCIAL PAPER--5.13%
                                                 (Cost $724,954)                         724,954
                                                                                  --------------
                                       TOTAL INVESTMENTS--99.21%
                                              (Cost $13,126,588)                      14,037,784
                  CASH AND OTHER ASSETS, LESS LIABILITIES--0.79%                         112,342
                                                                                  --------------
                                             NET ASSETS--100.00%                  $   14,150,126
                                                                                  ==============

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS
 (a) Long term obligations that will mature in less than one year.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

Materials                                        1.90%
Energy                                           6.88%
Industrials                                      9.67%
Consumer Discretionary                          12.52%
Consumer Staples                                 8.58%
Health Care                                      9.25%
Financials                                      20.75%
Information Technology                          10.05%
Telecommunication Services                       7.44%
Utilities                                        2.77%
U S Government                                  10.19%

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

BALANCED PORTFOLIO

ASSETS
Investments in securities, at value (Cost $13,126,588)                   $    14,037,784
Cash and cash equivalents                                                         45,767
Receivable for:
  Investments securities sold                                                        113
  Dividends                                                                       11,663
  Capital stock sold                                                              21,921
  Interest                                                                        47,079
  Expense reimbursement                                                            2,266
                                                                         ---------------
                                                          TOTAL ASSETS        14,166,593
                                                                         ---------------
LIABILITIES
Payable to investment adviser for fund expenses                                    6,709
Accrued:
  Investment advisory fee                                                          5,832
  Service fee                                                                      2,916
Other liabilities                                                                  1,010
                                                                         ---------------
                                                     TOTAL LIABILITIES            16,467
                                                                         ---------------
                                                            NET ASSETS   $    14,150,126
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $    12,869,918
  Undistributed net investment income                                            142,925
  Accumulated net realized gain on investments                                   226,087
  Net unrealized appreciation of investments                                     911,196
                                                                         ---------------
                                                            NET ASSETS   $    14,150,126
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                  9,867,226
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          1.43
                                                                         ===============
Shares Authorized                                                            115,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

BALANCED PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $540)                          $        92,576
Interest                                                                         106,005
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME           198,581
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          34,345
Service fees                                                                      17,173
Professional fees                                                                  3,151
Custody and transaction fees                                                       9,016
Directors' fees and expenses                                                       1,331
Compliance expenses                                                                  478
Registration fees                                                                    395
Insurance expenses                                                                 3,988
                                                                         ---------------
                                                        TOTAL EXPENSES            69,877
                                              LESS EXPENSES REIMBURSED           (14,221)
                                                                         ---------------
                                                          NET EXPENSES            55,656
                                                                         ---------------
INVESTMENT INCOME--NET                                                           142,925
                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                               226,087
  Change in unrealized depreciation of investments                              (557,640)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                         (331,553)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (188,628)
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

BALANCED PORTFOLIO

                                                                                     (UNAUDITED)
                                                                                     SIX MONTHS        YEAR ENDED
                                                                                    ENDED JUNE 30,    DECEMBER 31,
                                                                                   ---------------   ---------------
                                                                                         2005             2004
                                                                                   ---------------   ---------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Investment income--net                                                      $       142,925   $       261,470
       Net realized gain on investments                                                    226,087           151,836
       Change in unrealized appreciation (depreciation)                                   (557,640)          360,307
                                                                                   ---------------   ---------------
     Net increase (decrease) in net assets resulting from operations                      (188,628)          773,613
     DISTRIBUTIONS TO SHAREHOLDERS FROM
       Investment income--net                                                                   --          (261,493)
       Capital gains                                                                            --          (151,836)
                                                                                   ---------------   ---------------
     Total distributions to shareholders                                                        --          (413,329)
     CAPITAL SHARE TRANSACTIONS--Net                                                       574,660         1,826,575
                                                                                   ---------------   ---------------
     TOTAL INCREASE                                                                        386,032         2,186,859
     NET ASSETS
       Beginning of period                                                              13,764,094        11,577,235
                                                                                   ===============   ===============
       End of period                                                               $    14,150,126   $    13,764,094
                                                                                   ===============   ===============
     Undistributed Net Investment Income                                           $       142,925   $            --
                                                                                   ===============   ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

BALANCED PORTFOLIO

                                                         (UNAUDITED)
                                                         SIX MONTHS
                                                           ENDED
                                                          JUNE 30,                        YEAR ENDED DECEMBER 31,
                                                         -----------     --------------------------------------------------------
                                                            2005           2004       2003           2002       2001       2000
                                                         -----------     --------   --------       --------   --------   --------
   Net Asset Value, Beginning of Period                   $   1.45       $   1.41   $   1.20       $   1.34   $   1.45   $   1.52
   Investment income--net                                     0.01           0.03       0.03           0.04       0.04       0.06
   Net realized and unrealized gain (loss)
    on investments                                           (0.03)          0.06       0.21          (0.13)     (0.11)      0.01
                                                          --------       --------   --------       --------   --------   --------
                       Total from investment operations      (0.02)          0.09       0.24          (0.09)     (0.07)      0.07
   Less distributions from
     Investment income--net                                     --          (0.03)     (0.03)         (0.04)     (0.04)     (0.06)
     Capital gains                                              --          (0.02)     (0.00)***      (0.01)        --      (0.08)
                                                          --------       --------   --------       --------   --------   --------
                                    Total distributions         --          (0.05)     (0.03)         (0.05)     (0.04)     (0.14)
                                                          --------       --------   --------       --------   --------   --------
   Net Asset Value, End of Period                         $   1.43       $   1.45   $   1.41       $   1.20   $   1.34   $   1.45
                                                          ========       ========   ========       ========   ========   ========
   Total return                                              (2.79)%**       6.03%     20.05%         (6.64)%    (4.55)%     4.13%
                                                          ========       ========   ========       ========   ========   ========
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
   Net Assets, end of period (000's omitted)              $ 14,150       $ 13,764   $ 11,577       $  9,293   $ 10,157   $  9,807
   Ratio of expenses with reimbursement to average
    net assets (1)                                            0.81%*         0.81%      0.81%          0.85%      0.90%      0.90%
   Ratio of expenses without reimbursement to average
    net assets                                                1.02%*         0.96%      0.99%          1.08%      1.07%      1.08%
   Ratio of net investment income to average net assets       2.08%*         2.06%      2.18%          2.64%      2.89%      3.51%
   Portfolio turnover rate                                   13.56%         17.42%     17.07%         42.29%     16.49%     13.41%

*    Ratios Annualized
**   Returns are not annualized
***  Amount less than $0.01
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio until April 30, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

MONEY MARKET PORTFOLIO

                                                                  INTEREST/
                                                       MATURITY    STATED        FACE
                                                         DATE      RATE(%)       AMOUNT           VALUE
U S GOVERNMENT AGENCY SHORT-TERM
OBLIGATIONS
U S GOVERNMENT AGENCIES--99.88%
Federal Farm Credit Bank                               07/07/05     3.03      $   4,300,000   $   4,297,827
Federal Farm Credit Bank                               07/08/05     3.10            106,000         105,936
Federal Home Loan Bank                                 07/06/05     3.04          1,849,000       1,848,217
Federal Home Loan Bank                                 07/12/05     3.12          1,517,000       1,515,553
Federal Home Loan Bank                                 07/13/05     3.09          3,759,000       3,755,125
Federal Home Loan Bank                                 07/15/05     3.13          3,134,000       3,130,183
Federal Home Loan Mortgage Corp.                       07/05/05     2.96          2,640,000       2,639,130
Federal Home Loan Mortgage Corp.                       07/19/05     3.16          3,367,000       3,361,670
Federal National Mortgage Assoc.                       07/01/05     2.97          1,193,000       1,193,000
Federal National Mortgage Assoc.                       07/11/05     3.09          3,725,000       3,721,800
Federal National Mortgage Assoc.                       07/14/05     3.15          3,670,000       3,665,825
Federal National Mortgage Assoc.                       07/18/05     3.14          4,145,000       4,138,853
                                                                                              -------------
              TOTAL U S GOVERNMENT AGENCY SHORT-TERM
                                 OBLIGATIONS--99.88%
                                  (Cost $33,373,119)                                             33,373,119
      CASH AND OTHER ASSETS, LESS LIABILITIES--0.12%                                                 41,318
                                                                                              -------------
                                 NET ASSETS--100.00%                                          $  33,414,437
                                                                                              =============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

MONEY MARKET PORTFOLIO

ASSETS
Investments in securities, at value (Cost $33,373,119)                   $    33,373,119
Cash and cash equivalents                                                            259
Receivable for:
  Capital stock sold                                                              60,745
  Expense reimbursement                                                            9,622
                                                                         ---------------
                                                          TOTAL ASSETS        33,443,745
                                                                         ---------------
LIABILITIES
Capital stock reacquired                                                             723
Payable to investment adviser for fund expenses                                    7,304
Accrued:
  Investment advisory fee                                                         13,558
  Service fee                                                                      6,779
Other liabilities                                                                    944
                                                                         ---------------
                                                     TOTAL LIABILITIES            29,308
                                                                         ---------------
                                                            NET ASSETS   $    33,414,437
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $    33,414,437
                                                                         ---------------
                                                            NET ASSETS   $    33,414,437
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                 33,414,437
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          1.00
                                                                         ===============
Shares Authorized                                                          1,050,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

MONEY MARKET PORTFOLIO

INVESTMENT INCOME
Interest                                                                 $       416,361
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME           416,361
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          78,662
Service fees                                                                      39,331
Professional fees                                                                  3,151
Custody and transaction fees                                                       5,794
Directors' fees and expenses                                                       1,331
Compliance expenses                                                                1,042
Registration fees                                                                    363
Insurance expenses                                                                 9,551
                                                                         ---------------
                                                        TOTAL EXPENSES           139,225
                                              LESS EXPENSES REIMBURSED           (51,148)
                                                                         ---------------
                                                          NET EXPENSES            88,077
                                                                         ---------------
INVESTMENT INCOME--NET                                                           328,284
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       328,284
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

MONEY MARKET PORTFOLIO

                                                                        (UNAUDITED)
                                                                         SIX MONTHS      YEAR ENDED
                                                                       ENDED JUNE 30,   DECEMBER 31,
                                                                       --------------  --------------
                                                                            2005            2004
                                                                       --------------  --------------
     INCREASE IN NET ASSETS FROM OPERATIONS
       Investment income--net                                           $    328,284   $      220,503
     DISTRIBUTIONS TO SHAREHOLDERS FROM
       Investment income--net                                               (328,284)        (220,503)
     CAPITAL SHARE TRANSACTIONS--Net                                       3,422,983       11,594,629
                                                                        ------------   --------------
     TOTAL INCREASE                                                        3,422,983       11,594,629
     NET ASSETS
       Beginning of period                                                29,991,454       18,396,825
                                                                        ------------   --------------
       End of period                                                    $ 33,414,437   $   29,991,454
                                                                        ============   ==============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

MONEY MARKET PORTFOLIO

                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                 ENDED
                                                                JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                              -----------     ----------------------------------------------------
                                                                 2005           2004       2003       2002       2001       2000
                                                              -----------     --------   --------   --------   --------   --------
     Net Asset Value, Beginning of Period                      $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
     Investment income--net                                        0.01           0.01       0.01       0.01       0.03       0.05
                                                               --------       --------   --------   --------   --------   --------
                            Total from investment operations       0.01           0.01       0.01       0.01       0.03       0.05
     Less distributions from
       Investment income--net                                     (0.01)         (0.01)     (0.01)     (0.01)     (0.03)     (0.05)
                                                               --------       --------   --------   --------   --------   --------
                                         Total distributions      (0.01)         (0.01)     (0.01)     (0.01)     (0.03)     (0.05)
                                                               --------       --------   --------   --------   --------   --------
     Net Asset Value, End of Period                            $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                               ========       ========   ========   ========   ========   ========
     Total return                                                  2.12%**        0.77%      0.54%      0.97%      3.07%      5.51%
                                                               ========       ========   ========   ========   ========   ========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)                 $ 33,414       $ 29,991   $ 18,397   $ 18,655   $ 13,589   $  6,824
     Ratio of expenses with reimbursement to average
      net assets (1)                                               0.56%*         0.56%      0.56%      0.68%      0.87%      0.87%
     Ratio of expenses without reimbursement to average
      net assets                                                   0.89%*         0.84%      0.88%      0.92%      1.03%      1.18%
     Ratio of net investment income to average net assets          2.09%*         0.80%      0.54%      0.97%      2.82%      5.37%


*    Ratios Annualized
**   Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.56% on the Money Market Portfolio until April 30, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

GOVERNMENT BOND PORTFOLIO

CORPORATE BONDS                                                   INTEREST/
                                                       MATURITY    STATED         FACE
                                                         DATE      RATE(%)        AMOUNT          VALUE
INSURANCE--1.97%
21st Century Insurance                                 12/15/13       5.900     $   230,000   $     240,831

METALS & MINING--4.53%
Carpenter Technology                                   05/15/13       6.625         500,000         555,409
                                                                                              -------------
                        TOTAL CORPORATE BONDS--6.50%
                                     (Cost $737,748)                                                796,240
                                                                                              -------------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--39.52%
Federal Home Loan Bank (a)                             03/06/06       5.125         235,000         237,180
Federal Home Loan Bank (a)                             03/15/06       2.500         900,000         892,339
Federal Home Loan Bank (a)                             06/15/06       1.875         500,000         491,185
Federal Home Loan Bank                                 02/15/07       7.250         200,000         210,469
Federal Home Loan Mortgage Corp. (a)                   11/15/05       2.125         600,000         596,943
Federal Home Loan Mortgage Corp.                       07/15/06       5.500         200,000         203,465
Federal Home Loan Mortgage Corp.                       08/03/07       3.750         250,000         249,257
Federal Home Loan Mortgage Corp.                       01/25/10       4.375         750,000         747,934
Federal National Mortgage Assoc. (a)                   05/02/06       5.500         650,000         658,916
Federal National Mortgage Assoc. (a)                   06/15/06       5.250         250,000         253,436
Federal National Mortgage Assoc.                       01/02/07       4.750         300,000         303,642
                                                                                              -------------
                                                                                                  4,844,766

U S GOVERNMENT SECURITIES--43.72%
U S Treasury Bonds                                     11/15/13       4.250         817,000         836,946
U S Treasury Notes                                     07/15/06       7.000         500,000         517,324
U S Treasury Notes                                     11/15/06       2.625       1,500,000       1,480,254
U S Treasury Notes                                     11/15/06       3.500         650,000         649,264
U S Treasury Notes                                     08/15/08       3.250         250,000         246,885
U S Treasury Notes                                     02/15/11       5.000         353,000         375,049
U S Treasury Notes                                     08/15/13       4.250         250,000         256,250
U S Treasury Notes                                     02/15/14       4.000         991,000         996,962
                                                                                              -------------
                                                                                                  5,358,934
                                                                                              -------------
      TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT
                                  SECURITIES--83.24%
                                  (Cost $10,227,648)                                             10,203,700
                                                                                              -------------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--8.89%
Federal Home Loan Mortgage Corp.                       07/01/05       2.950         200,000         200,000
Federal Home Loan Mortgage Corp.                       07/12/05       3.120         300,000         299,714
Federal National Mortgage Assoc.                       07/06/05       3.160         350,000         349,846
Federal National Mortgage Assoc.                       07/13/05       3.150         241,000         240,747
                                                                                              -------------
              TOTAL U S GOVERNMENT AGENCY SHORT-TERM
                                  OBLIGATIONS--8.89%
                                   (Cost $1,090,307)                                              1,090,307
                                                                                              -------------
                           TOTAL INVESTMENTS--98.63%
                                  (Cost $12,055,703)                                             12,090,247
      CASH AND OTHER ASSETS, LESS LIABILITIES--1.37%                                                168,099
                                                                                              -------------
                                 NET ASSETS--100.00%                                          $  12,258,346
                                                                                              =============

NOTE TO SCHEDULE OF INVESTMENTS
 (a) Long term obligations that will mature in less than one year.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

Materials               5.05%
Financials              2.19%
U S Government         92.76%

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

GOVERNMENT BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $12,055,703)                   $    12,090,247
Cash and cash equivalents                                                         58,066
Receivable for:
  Capital stock sold                                                               1,708
  Interest                                                                       116,588
  Expense reimbursement                                                            6,256
                                                                         ---------------
                                                          TOTAL ASSETS        12,272,865
                                                                         ---------------
LIABILITIES
Payable to investment adviser for fund expenses                                    6,618
Accrued:
  Investment advisory fee                                                          4,996
  Service fee                                                                      2,498
Other liabilities                                                                    407
                                                                         ---------------
                                                     TOTAL LIABILITIES            14,519
                                                                         ---------------
                                                            NET ASSETS   $    12,258,346
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $    12,113,774
  Undistributed net investment income                                            180,301
  Accumulated net realized loss on investments                                   (70,273)
  Net unrealized appreciation of investments                                      34,544
                                                                         ---------------
NET ASSETS                                                               $    12,258,346
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                 11,580,064
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          1.06
                                                                         ===============
Shares Authorized                                                             30,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

GOVERNMENT BOND PORTFOLIO

INVESTMENT INCOME
Interest                                                                 $       200,185
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME           200,185
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          29,090
Service fees                                                                      14,545
Professional fees                                                                  3,587
Custody and transaction fees                                                       2,181
Directors' fees and expenses                                                       1,331
Compliance expenses                                                                  393
Registration fees                                                                    472
Insurance expenses                                                                 2,988
                                                                         ---------------
                                                        TOTAL EXPENSES            54,587
                                              LESS EXPENSES REIMBURSED           (34,214)
                                                                         ---------------
                                                          NET EXPENSES            20,373
                                                                         ---------------
INVESTMENT INCOME--NET                                                           179,812
                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                               (41,037)
  Change in unrealized appreciation of investments                                70,868
                                                                         ---------------
NET GAIN ON INVESTMENTS                                                           29,831
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       209,643
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

GOVERNMENT BOND PORTFOLIO

                                                                                    (UNAUDITED)
                                                                                     SIX MONTHS        YEAR ENDED
                                                                                    ENDED JUNE 30,     DECEMBER 31,
                                                                                   ---------------   ---------------
                                                                                        2005              2004
                                                                                   ---------------   ---------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Investment income--net                                                      $       179,812   $       296,690
       Net realized loss on investments                                                    (41,037)          (29,236)
       Change in unrealized appreciation (depreciation)                                     70,868           (95,933)
                                                                                   ---------------   ---------------
       Net increase in net assets resulting from operations                                209,643           171,521
     DISTRIBUTIONS TO SHAREHOLDERS FROM
       Investment income--net                                                                   --          (297,140)
                                                                                   ---------------   ---------------
       Total distributions to shareholders                                                      --          (297,140)
     CAPITAL SHARE TRANSACTIONS--Net                                                       750,612           189,751
                                                                                   ---------------   ---------------
     TOTAL INCREASE                                                                        960,255            64,132
     NET ASSETS
       Beginning of period                                                              11,298,091        11,233,959
                                                                                   ---------------   ---------------
       End of period                                                               $    12,258,346   $    11,298,091
                                                                                   ===============   ===============
     Undistributed Net Investment Income                                           $       180,301   $           489
                                                                                   ===============   ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GOVERNMENT BOND PORTFOLIO

                                                           (UNAUDITED)                                               PERIOD FROM
                                                           SIX MONTHS                                               MAY 1, 2000 (1)
                                                             ENDED                                                        TO
                                                            JUNE 30,           YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                            --------     -----------------------------------------    --------
                                                              2005         2004       2003       2002       2001        2000
                                                            --------     --------   --------   --------   --------    --------
     Net Asset Value, Beginning of Period                   $   1.04     $   1.05   $   1.09   $   1.05   $   1.04    $   1.00
     Investment income--net                                     0.02         0.03       0.03       0.04       0.07        0.04
     Net realized and unrealized gain (loss)
      on investments                                              --        (0.01)     (0.01)      0.04       0.01        0.04
                                                            --------     --------   --------   --------   --------    --------
                         Total from investment operations       0.02         0.02       0.02       0.08       0.08        0.08
     Less distributions from
       Investment income--net                                     --        (0.03)     (0.03)     (0.04)     (0.07)      (0.04)
       Capital gains                                              --           --      (0.03)        --         --          --
                                                            --------     --------   --------   --------   --------    --------
                                      Total distributions         --        (0.03)     (0.06)     (0.04)     (0.07)      (0.04)
                                                            --------     --------   --------   --------   --------    --------
     Net Asset Value, End of Period                         $   1.06     $   1.04   $   1.05   $   1.09   $   1.05    $   1.04
                                                            ========     ========   ========   ========   ========    ========
     Total return                                               3.96%**      1.72%      1.97%      8.22%      7.33%       8.29%**
                                                            ========     ========   ========   ========   ========    ========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)              $ 12,258     $ 11,298   $ 11,234   $  8,357   $  6,161    $  5,447
     Ratio of expenses with reimbursement to average
      net assets (2)                                            0.35%*       0.35%      0.35%      0.35%      0.64%       0.80%*
     Ratio of expenses without reimbursement to average
      net assets                                                0.94%*       0.90%      0.93%      0.95%      1.04%       0.96%*
     Ratio of net investment income to average net assets       3.09%*       2.73%      3.02%      4.59%      6.26%       6.21%*
     Portfolio turnover rate                                   15.09%       65.14%     87.12%     72.41%     22.68%       7.82%


*    Ratios Annualized
**   Returns are not annualized
(1)  Commencement of operations.
(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.35% on the Government Bond Portfolio until April 30, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

                                                                      SHARES          VALUE
COMMON STOCK
AUTO COMPONENTS--0.71%
LKQ Corp. *                                                                 800   $       21,720

BEVERAGES--1.94%
Hansen Natural Corp. *                                                      700           59,304

BIOTECHNOLOGY--8.66%
Affymetrix, Inc. *                                                        1,300           70,109
Celgene Corp. *                                                             400           16,308
Genentech, Inc. *                                                           800           64,224
Genzyme Corp. *                                                             800           48,072
Invitrogen Corp. *                                                          800           66,632
                                                                                  --------------
                                                                                         265,345

COMMERCIAL SERVICES & SUPPLIES--0.91%
ChoicePoint Inc. *                                                          700           28,035

COMMUNICATIONS EQUIPMENT--7.51%
ADTRAN, Inc.                                                                500           12,395
Emulex Corp. *                                                            2,800           51,128
Essex Corp. *                                                             2,800           64,064
Ixia *                                                                    1,000           19,440
Juniper Networks, Inc. *                                                    900           22,662
Motorola, Inc.                                                            3,000           54,780
Packeteer, Inc. *                                                           400            5,640
                                                                                  --------------
                                                                                         230,109

COMPUTERS & PERIPHERALS--0.31%
Hewlett-Packard Co.                                                         400            9,404

CONSTRUCTION MATERIALS--1.68%
Florida Rock Industries, Inc.                                               700           51,345

DIVERSIFIED FINANCIALS--5.79%
ASTA Funding, Inc.                                                        1,200           33,336
Chicago Mercantile Exchange Holdings Inc.                                   350          103,425
Greenhill & Co., Inc.                                                     1,000           40,510
                                                                                  --------------
                                                                                         177,271

ELECTRICAL EQUIPMENT--1.62%
SiRF Technology Holdings, Inc. *                                          2,800           49,504

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.04%
Itron, Inc. *                                                             1,400           62,552

ENERGY EQUIPMENT & SERVICES--1.84%
Helmerich & Payne, Inc.                                                   1,200           56,304

FOOD PRODUCTS--2.07%
Bunge Ltd.                                                                1,000           63,400

HEALTH CARE EQUIPMENT & SUPPLIES--6.91%
Foxhollow Technologies Inc. *                                             1,200   $       45,924
Intuitive Surgical, Inc. *                                                1,000           46,640
Respironics, Inc. *                                                       1,200           43,332
SurModics, Inc. *                                                         1,100           47,707
Ventana Medical Systems, Inc. *                                             700           28,161
                                                                                  --------------
                                                                                         211,764

HEALTH CARE PROVIDERS & SERVICES--10.73%
Community Health Systems Inc. *                                           1,000           37,790
Laboratory Corp. of America Holdings *                                    1,000           49,900
McKesson Corp.                                                            1,200           53,748
Medco Health Solutions, Inc. *                                            1,000           53,360
United Surgical Partners Intl, Inc. *                                     1,500           78,120
VCA Antech, Inc. *                                                        2,300           55,775
                                                                                  --------------
                                                                                         328,693

IT CONSULTING & SERVICES--1.23%
Cognizant Technology Solutions Corp. (Class A) *                            800           37,704

INTERNET CATALOG & RETAIL--0.49%
Stamps.com Inc. *                                                           800           15,000

INTERNET SOFTWARE & SERVICES--12.25%
aQuantive, Inc. *                                                         1,700           30,124
CryptoLogic Inc.                                                          1,300           39,013
F5 Networks, Inc. *                                                       1,300           61,405
Google Inc. (Class A) *                                                     300           88,245
Netease.com Inc. ADR *                                                      700           39,977
Shanda Interactive Entertainment Ltd. ADR                                 1,200           44,148
VeriSign, Inc. *                                                            600           17,256
WebEx Communications, Inc. *                                                600           15,846
WebMD Corp. *                                                             1,000           10,270
Websense, Inc. *                                                            600           28,830
                                                                                  --------------
                                                                                         375,114

LEISURE EQUIPMENT & PRODUCTS--2.53%
Nautilus, Inc.                                                              500           14,250
SCP Pool Corp.                                                            1,800           63,162
                                                                                  --------------
                                                                                          77,412

MEDIA--5.52%
Getty Images, Inc. *                                                        500           37,130
Harte-Hanks, Inc.                                                           500           14,865
Pixar *                                                                   1,000           50,050
Reader's Digest Assoc., Inc. (The)                                        1,000           16,500
XM Satellite Radio Holdings Inc. (Class A) *                              1,500           50,490
                                                                                  --------------
                                                                                         169,035

                                                                      SHARES          VALUE
COMMON STOCK
METALS & MINING--3.76%
Cameco Corp.                                                                400   $       17,900
Fording Canadian Coal Trust                                                 500           46,100
Titanium Metals Corp. *                                                     900           51,111
                                                                                  --------------
                                                                                         115,111

MULTI-LINE RETAIL--2.93%
Sears Holdings Corp. *                                                      600           89,922

OIL & GAS--1.20%
Chesapeake Energy Corp.                                                     600           13,680
ConocoPhillips                                                              400           22,996
                                                                                  --------------
                                                                                          36,676

PHARMACEUTICALS--2.14%
Alcon, Inc.                                                                 600           65,610

REAL ESTATE--1.42%
HouseValues Inc. *                                                        2,400           43,392

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.19%
ARM Holdings PLC ADR                                                      2,000           12,280
Atheros Communications *                                                  1,000            8,060
Broadcom Corp. *                                                            500           17,755
Marvell Technology Group Ltd. *                                             300           11,412
Netlogic Microsystems Inc. *                                              1,000           17,730
                                                                                  --------------
                                                                                          67,237

SOFTWARE--5.62%
Cerner Corp. *                                                            1,100           74,767
Cogent Inc. *                                                             1,000           28,550
MICROS Systems, Inc. *                                                      500           22,375
Progress Software Corp. *                                                   600           18,090
Quality Systems, Inc. *                                                     600           28,428
                                                                                  --------------
                                                                                         172,210

WIRELESS TELECOMMUNICATION SERVICES--1.67%
NII Holdings Inc. *                                                         800           51,152
                                                                                  --------------
                                      TOTAL COMMON STOCK--95.67%
                                               (Cost $2,774,851)                       2,930,325
                  CASH AND OTHER ASSETS, LESS LIABILITIES--4.33%                         132,615
                                                                                  --------------
                                             NET ASSETS--100.00%                  $    3,062,940
                                                                                  ==============

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

[CHART]

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

Materials                               3.74%
Energy                                  3.18%
Industrials                             3.58%
Consumer Discretionary                 14.41%
Consumer Staples                        4.19%
Health Care                            27.90%
Financials                              7.80%
Information Technology                 33.89%
Telecommunication Services              1.31%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

ASSETS
Investments in securities, at value (Cost $2,774,851)                    $     2,930,325
Cash and cash equivalents                                                        140,641
Receivable for:
  Investment securities sold                                                      94,493
  Dividends                                                                        1,404
  Capital stock sold                                                               2,113
  Expense reimbursement                                                            5,457
                                                                         ---------------
                                                          TOTAL ASSETS         3,174,433
                                                                         ---------------

LIABILITIES
Investment securities purchased                                                  100,689
Capital stock reacquired                                                             384
Payable to investment adviser for fund expenses                                    6,324
Accrued:
  Investment advisory fee                                                          3,088
  Service fee                                                                        617
Other liabilities                                                                    391
                                                                         ---------------
                                                     TOTAL LIABILITIES           111,493
                                                                         ---------------
                                                            NET ASSETS   $     3,062,940
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $     4,851,220
  Undistributed net investment loss                                               (6,832)
  Accumulated net realized loss on investments                                (1,936,922)
  Net unrealized appreciation of investments                                     155,474
                                                                         ---------------
                                                            NET ASSETS   $     3,062,940
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                 12,844,707
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          0.24
                                                                         ===============
Shares Authorized                                                             30,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $348)                          $         9,093
Interest                                                                             582
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME             9,675
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          18,422
Service fees                                                                       3,684
Professional fees                                                                  3,588
Custody and transaction fees                                                      18,979
Directors' fees and expenses                                                       1,341
Compliance expenses                                                                  113
Registration fees                                                                    402
Insurance expenses                                                                   965
                                                                         ---------------
                                                        TOTAL EXPENSES            47,494
                                              LESS EXPENSES REIMBURSED           (30,987)
                                                                         ---------------
                                                          NET EXPENSES            16,507
                                                                         ---------------
INVESTMENT LOSS--NET                                                              (6,832)
                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                               154,480
  Change in unrealized depreciation of investments                              (443,330)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                         (288,850)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (295,682)
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SMALL-CAP/MID-CAP PORTFOLIO

                                                                                     (UNAUDITED)
                                                                                      SIX MONTHS        YEAR ENDED
                                                                                    ENDED JUNE 30,     DECEMBER 31,
                                                                                   ---------------    ---------------
                                                                                        2005               2004
                                                                                   ---------------    ---------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Investment loss--net                                                        $        (6,832)   $        (9,947)
       Net realized gain (loss) on investments                                             154,480            (36,783)
       Change in unrealized appreciation (depreciation)                                   (443,330)           364,090
                                                                                   ---------------    ---------------
       Net increase (decrease) in net assets resulting from operations                    (295,682)           317,360
     CAPITAL SHARE TRANSACTIONS--Net                                                        93,512            610,673
                                                                                   ---------------    ---------------
     TOTAL INCREASE (DECREASE)                                                            (202,170)           928,033
     NET ASSETS
       Beginning of period                                                               3,265,110          2,337,077
                                                                                   ---------------    ---------------
       End of period                                                               $     3,062,940    $     3,265,110
                                                                                   ===============    ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SMALL-CAP/MID-CAP PORTFOLIO

                                                          (UNAUDITED)                                                 PERIOD FROM
                                                           SIX MONTHS                                               MAY 1, 2000 (1)
                                                             ENDED                                                        TO
                                                            JUNE 30,              YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                          -----------    -----------------------------------------  --------------
                                                              2005         2004       2003       2002       2001         2000
                                                          -----------    --------   --------   --------   --------  --------------
     Net Asset Value, Beginning of Period                   $   0.26     $   0.24   $   0.13   $   0.30   $   0.66    $   1.00
     Investment loss--net                                         --           --         --         --         --       (0.01)
     Net realized and unrealized gain (loss)
      on investments                                           (0.02)        0.02       0.11      (0.17)     (0.36)      (0.33)
                                                            --------     --------   --------   --------   --------    --------
                         Total from investment operations      (0.02)        0.02       0.11      (0.17)     (0.36)      (0.34)
                                                            --------     --------   --------   --------   --------    --------
     Net Asset Value, End of Period                         $   0.24     $   0.26   $   0.24   $   0.13   $   0.30    $   0.66
                                                            ========     ========   ========   ========   ========    ========
     Total return                                             (15.07)%**     8.33%     84.62%    (56.67)%   (54.55)%    (34.00)%**
                                                            ========     ========   ========   ========   ========    ========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)              $  3,063     $  3,265   $  2,337   $    744   $  1,051    $  1,833
     Ratio of expenses with reimbursement to average
      net assets (2)                                            1.12%*       1.12%      1.12%      1.30%      1.50%       1.50%*
     Ratio of expenses without reimbursement to average
      net assets                                                3.22%*       3.25%      3.05%      3.10%      2.82%       2.00%*
     Ratio of net investment loss to average net assets        (0.46)%*     (0.36)%    (0.94)%    (0.83)%    (0.56)%     (1.19)%*
     Portfolio turnover rate                                  286.89%      448.28%    222.29%      6.69%     16.23%       2.67%

*    Ratios Annualized
**   Returns are not annualized
(1)  Commencement of operations.
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.12% on the Small-Cap/Mid-Cap Portfolio until April 30, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

HIGH YIELD BOND PORTFOLIO

                                                                       INTEREST/
                                                            MATURITY     STATED          FACE
                                                              DATE      RATE(%)         AMOUNT             VALUE
CORPORATE BONDS
AUTO COMPONENTS--2.48%
Dura Operating Corp.                                        05/01/09        9.000   $     1,000,000   $       695,000

CHEMICALS--3.70%
Lyondell Chemical Co.                                       05/01/09       10.875         1,000,000         1,037,500

CONSTRUCTION & ENGINEERING--3.92%
Standard Pacific Corp.                                      04/15/12        9.250         1,000,000         1,100,000

CONTAINERS & PACKAGING--3.74%
Ball Corp.                                                  12/15/12        6.875         1,000,000         1,050,000

DIVERSIFIED FINANCIALS--5.43%
Ford Motor Credit Co.                                       10/01/08        5.625         1,000,000           952,977
GATX Financial Corp.                                        06/01/09        8.875           500,000           569,998
                                                                                                      ---------------
                                                                                                            1,522,975

DIVERSIFIED TELECOMMUNICATION SERVICES--2.80%
Charter Communications Holdings                             01/15/10       11.750         1,000,000           785,000

ELECTRIC UTILITIES--3.98%
AES Corp.                                                   06/01/09        9.500         1,000,000         1,115,000

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.69%
Flextronics International Ltd.                              05/15/13        6.500         1,000,000         1,035,000

ENERGY EQUIPMENT & SERVICES--3.68%
PSEG Energy Holdings                                        04/16/07        7.750         1,000,000         1,032,500

HOTELS, RESTAURANTS & LEISURE--7.89%
HMH Properties Inc.                                         08/01/08        7.875           113,000           114,695
MGM Mirage Inc.                                             02/27/14        5.875         1,000,000           971,250
Starwood Hotels & Resorts Worldwide, Inc.                   05/01/12        7.875         1,000,000         1,127,500
                                                                                                      ---------------
                                                                                                            2,213,445

INSURANCE--3.52%
NYMagic Inc.                                                03/15/14        6.500         1,000,000           986,857

LEISURE EQUIPMENT & PRODUCTS--3.80%
Royal Caribbean Cruises                                     12/01/13        6.875         1,000,000         1,065,000

MACHINERY--3.42%
Case New Holland Inc.                                       06/01/09        6.000         1,000,000           960,000

MEDIA--3.87%
News America Holdings                                       10/17/08        7.375         1,000,000         1,084,646

METALS & MINING--3.25%
AK Steel Corp.                                              02/15/09        7.875         1,000,000           910,000

OIL & GAS--3.51%
Chesapeake Energy Corp.                                     01/15/18        6.250         1,000,000           985,000

PAPER & FOREST PRODUCT--6.28%
Georgia-Pacific Corp. (b)                                   05/15/06        7.500         1,000,000         1,025,000
Tembec Industries Inc.                                      03/15/12        7.750         1,000,000           735,000
                                                                                                      ---------------
                                                                                                            1,760,000

                                                                      INTEREST/
                                                            MATURITY     STATED          FACE
                                                              DATE      RATE(%)         AMOUNT            VALUE
CORPORATE BONDS
SOFTWARE--3.60%
Unisys Corp.                                                04/01/08        7.875   $     1,000,000   $     1,010,000

WIRELESS TELECOMMUNICATION SERVICES--3.70%
Nextel Communications, Inc.                                 03/15/14        5.950         1,000,000         1,038,750
                                                                                                      ---------------
                       TOTAL CORPORATE BONDS--76.26%
                                  (Cost $21,549,029)                                                       21,386,673
                                                                                                      ---------------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--20.14%

Federal Home Loan Bank                                      07/01/05        2.970         1,300,000         1,300,000
Federal Home Loan Bank                                      07/13/05        3.080           640,000           639,342
Federal National Mortgage Assoc.                            07/06/05        3.180         1,700,000         1,699,249
Federal National Mortgage Assoc.                            07/11/05        3.070           900,000           899,231
Federal National Mortgage Assoc.                            07/20/05        3.170         1,112,000         1,110,139
                                                                                                      ---------------
              TOTAL U S GOVERNMENT AGENCY SHORT-TERM
                                 OBLIGATIONS--20.14%
                                   (Cost $5,647,961)                                                        5,647,961
                                                                                                      ---------------

                                                                                        SHARES
COMMON STOCK
DIVERSIFIED FINANCIALS--0.05%
Leucadia National Corp. (a)                                                                     376            14,525

DIVERSIFIED TELECOMMUNICATION SERVICES--0.01%
XO Communications, Inc. (a) *                                                                   975             2,593

MULTI-LINE RETAIL--6.01%
Sears Holdings Corp. (a) *                                                                   11,250         1,686,038
                                                                                                      ---------------
                           TOTAL COMMON STOCK--6.07%
                                   (Cost $1,875,887)                                                        1,703,156
                                                                                                      ---------------
WARRANTS

AUTO COMPONENTS--0.00%
Hayes Lemmerz International Inc., expiring 06/3/06 (a)                                        1,123               180
                                                                                                      ---------------
                               TOTAL WARRANTS--0.00%
                                     (Cost $910,767)                                                              180
                                                                                                      ---------------
                          TOTAL INVESTMENTS--102.47%
                                  (Cost $29,983,644)                                                       28,737,970
      LIABILITIES IN EXCESS OF OTHER ASSETS--(2.47)%                                                         (692,116)
                                                                                                      ---------------
                                 NET ASSETS--100.00%                                                  $    28,045,854
                                                                                                      ===============

*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS
 (a) Security acquired as part of a unit or in exchange for other securities.
 (b) Long term obligations that will mature in less than one year.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

Materials                                21.52%
Energy                                    9.13%
Industrials                               9.32%
Consumer Discretionary                   30.51%
Financials                                6.96%
Information Technology                    9.25%
Telecommunication Services                8.26%
Utilities                                 5.05%

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

HIGH YIELD BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $29,983,644)                   $    28,737,970
Cash and cash equivalents                                                             97
Receivable for:
  Capital stock sold                                                               1,633
  Interest                                                                       320,932
  Expense reimbursement                                                            3,664
                                                                         ---------------
                                                          TOTAL ASSETS        29,064,296
                                                                         ---------------
LIABILITIES
Investment securities purchased                                                  992,490
Payable to investment adviser for fund expenses                                    7,222
Accrued:
  Investment advisory fee                                                         12,633
  Service fee                                                                      5,742
Other liabilities                                                                    355
                                                                         ---------------
                                                     TOTAL LIABILITIES         1,018,442
                                                                         ---------------
                                                            NET ASSETS   $    28,045,854
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $    29,566,904
  Undistributed net investment income                                            723,396
  Accumulated net realized loss on investments                                  (998,772)
  Net unrealized depreciation of investments                                  (1,245,674)
                                                                         ---------------
                                                            NET ASSETS   $    28,045,854
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                 31,070,918
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          0.90
                                                                         ===============
Shares Authorized                                                             40,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

HIGH YIELD BOND PORTFOLIO

INVESTMENT INCOME
Interest                                                                 $       828,512
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME           828,512
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          75,448
Service fees                                                                      34,295
Professional fees                                                                  3,587
Custody and transaction fees                                                       3,586
Directors' fees and expenses                                                       1,331
Compliance expenses                                                                  964
Registration fees                                                                    425
Insurance expenses                                                                 7,568
                                                                         ---------------
                                                        TOTAL EXPENSES           127,204
                                              LESS EXPENSES REIMBURSED           (17,458)
                                                                         ---------------
                                                          NET EXPENSES           109,746
                                                                         ---------------
INVESTMENT INCOME--NET                                                           718,766
                                                                         ---------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                              (343,020)
  Change in unrealized depreciation of investments                              (540,108)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                         (883,128)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (164,362)
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

HIGH YIELD BOND PORTFOLIO

                                                                                     (UNAUDITED)
                                                                                      SIX MONTHS         YEAR ENDED
                                                                                    ENDED JUNE 30,      DECEMBER 31,
                                                                                   ---------------    ---------------
                                                                                        2005               2004
                                                                                   ---------------    ---------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Investment income--net                                                      $       718,766    $     1,442,560
       Net realized gain (loss) on investments                                            (343,020)           244,690
       Change in unrealized appreciation (depreciation)                                   (540,108)         1,029,686
                                                                                   ---------------    ---------------
       Net increase (decrease) in net assets resulting from operations                    (164,362)         2,716,936

     DISTRIBUTIONS TO SHAREHOLDERS FROM
       Investment income--net                                                                   --         (1,442,535)
                                                                                   ---------------    ---------------
       Total distributions to shareholders                                                      --         (1,442,535)
     CAPITAL SHARE TRANSACTIONS--Net                                                       472,980          2,189,961
                                                                                   ---------------    ---------------
     TOTAL INCREASE                                                                        308,618          3,464,362
     NET ASSETS
       Beginning of period                                                              27,737,236         24,272,874
                                                                                   ---------------    ---------------
       End of period                                                               $    28,045,854    $    27,737,236
                                                                                   ===============    ===============
     Undistributed Net Investment Income                                           $       723,396    $         4,629
                                                                                   ===============    ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

HIGH YIELD BOND PORTFOLIO

                                                        (UNAUDITED)                                                    PERIOD FROM
                                                         SIX MONTHS                                                  MAY 1, 2000 (1)
                                                           ENDED                                                           TO
                                                          JUNE 30,                YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                                        -----------     -------------------------------------------  ---------------
                                                            2005          2004      2003          2002       2001         2000
                                                        -----------     --------  --------      --------   --------  ---------------
     Net Asset Value, Beginning of Period                 $   0.91      $   0.86  $   0.77      $   0.86   $   0.95    $     1.00
     Investment income--net                                   0.02          0.05      0.05          0.07       0.09          0.06
     Net realized and unrealized gain (loss)
      on investments                                         (0.03)         0.05      0.09         (0.09)     (0.09)        (0.05)
                                                          --------      --------  --------      --------   --------    ----------
                       Total from investment operations      (0.01)         0.10      0.14         (0.02)        --          0.01
     Less distributions from
      Investment income--net                                    --         (0.05)    (0.05)        (0.07)     (0.09)        (0.06)
      Capital gains                                             --            --     (0.00)***        --         --            --
                                                          --------      --------  --------      --------   --------    ----------
                                    Total distributions         --         (0.05)    (0.05)        (0.07)     (0.09)        (0.06)
                                                          ========      ========  ========      ========   ========    ==========
     Net Asset Value, End of Period                       $   0.90      $   0.91  $   0.86      $   0.77   $   0.86    $     0.95
                                                          ========      ========  ========      ========   ========    ==========
     Total return                                            (2.23)%**     11.61%    18.48%        (2.80)%      0.5%         1.00%**
                                                          ========      ========  ========      ========   ========    ==========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)            $ 28,046      $ 27,737  $ 24,273      $ 20,026   $ 20,589    $   20,241
     Ratio of expenses with reimbursement to average
      net assets (2)                                          0.80%*        0.80%     0.80%         0.80%      0.80%         0.80%*
     Ratio of expenses without reimbursement to average
      net assets                                              0.93%*        0.88%     0.90%         0.90%      0.93%         0.88%*
     Ratio of net investment income to average net
      assets                                                  5.24%*        5.57%     6.13%         7.92%      9.71%         8.87%*
     Portfolio turnover rate                                  8.05%        29.84%    21.67%         6.28%     12.18%           --


*    Ratios Annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Commencement of operations.
(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio until April 30, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2005  (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

                                                                      SHARES          VALUE
COMMON STOCK (a)
AUSTRALIA--1.61%
Westpac Banking Corp.                                                     1,068   $       81,093

BELGIUM--1.14%
Delhaize Group                                                              319           18,981
Fortis                                                                    1,393           38,704
                                                                                  --------------
                                                                                          57,685

DENMARK--1.56%
Novo Nordisk A/S                                                            960           48,931
TDC A/S                                                                   1,398           29,931
                                                                                  --------------
                                                                                          78,862

FINLAND--1.40%
Nokia Oyj                                                                 4,258           70,853

FRANCE--10.83%
Alcatel SA *                                                              1,809           19,736
Axa                                                                       2,887           71,915
France Telecom SA                                                         1,812           52,802
Groupe Danone                                                             2,452           42,910
Sanofi-Aventis                                                            2,066           84,685
Total SA                                                                  2,350          274,598
                                                                                  --------------
                                                                                         546,646

GERMANY--5.99%
Deutsche Bank AG                                                            854           66,527
Deutsche Telekom AG                                                       4,167           76,756
SAP AG                                                                    1,708           73,956
Siemens AG                                                                1,175           85,364
                                                                                  --------------
                                                                                         302,603

GREECE--0.86%
Hellenic Telecommunications Organization SA                               4,504           43,464

HONG KONG--1.40%
Chartered Semiconductor Manufacturing Ltd. *                                200            1,538
Cheung Kong (Holdings) Ltd.                                               2,654           25,863
Hutchison Whampoa Ltd.                                                      963           43,515
                                                                                  --------------
                                                                                          70,916

IRELAND--1.52%
Bank of Ireland                                                           1,174           76,780

ITALY--5.11%
Eni S.p.A.                                                                  641           82,176
Luxottica Group S.p.A.                                                      848           17,460
SanPaolo IMI S.p.A.                                                       1,176           32,199
Telecom Italia S.p.A.                                                     4,026          126,054
                                                                                  --------------
                                                                                         257,889

JAPAN--20.31%
Canon Inc.                                                                1,920   $      101,050
Hitachi, Ltd.                                                               854           51,769
Honda Motor Co., Ltd.                                                     4,267          105,011
Kirin Brewery Co., Ltd.                                                   2,334           22,663
Matsushita Electric Industrial Co., Ltd.                                  4,496           68,249
Millea Holdings, Inc.                                                       641           43,146
Mitsubishi Tokyo Financial Group, Inc.                                   10,391           88,116
NEC Corp.                                                                 3,222           17,399
Nippon Telegraph And Telephone Corp.                                      6,947          149,152
SONY Corp.                                                                1,926           66,331
TDK Corp.                                                                   215           14,932
Toyota Motor Corp.                                                        4,163          297,613
                                                                                  --------------
                                                                                       1,025,431

NETHERLANDS--4.44%
ABN AMRO Holding N.V.                                                     1,069           26,223
Aegon N.V.                                                                1,120           14,414
ING Groep N.V.                                                            1,499           42,047
Koninklijke Ahold N.V. *                                                    652            5,333
Koninklijke (Royal) KPN N.V.                                                992            8,293
Koninklijke (Royal) Philips Electronics N.V.                                960           24,182
Royal Dutch Shell PLC                                                     1,600          103,840
                                                                                  --------------
                                                                                         224,332

NORWAY--1.73%
Norsk Hydro ASA                                                             961           87,182

PORTUGAL--0.94%
EDP - Energias de Portugal, SA                                              212            5,317
Portugal Telecom, SGPS, SA                                                4,423           42,284
                                                                                  --------------
                                                                                          47,601

SPAIN--4.32%
Banco Bilbao Vizcaya Argentaria, SA                                       2,885           44,314
Banco Santander Central Hispano SA                                        4,272           49,470
Endesa, SA                                                                  959           21,980
Repsol YPF, SA                                                            1,176           29,553
Telefonica, SA                                                            1,494           73,057
                                                                                  --------------
                                                                                         218,374

SWEDEN--0.96%
Telefonaktiebolaget LM Ericsson                                           1,514           48,372

SWITZERLAND--6.46%
Adecco SA                                                                 1,073           12,189
Nestle SA                                                                 2,134          136,592
Novartis AG                                                               3,735          177,188
                                                                                  --------------
                                                                                         325,969

                                                                      SHARES          VALUE
COMMON STOCK (a)
UNITED KINGDOM--19.73%
AstraZeneca PLC                                                           1,928   $       79,549
BG Group PLC                                                                852           35,443
BP PLC                                                                    4,163          259,688
BT Group PLC                                                                959           39,894
Barclays PLC                                                              1,605           64,104
Cable & Wireless PLC                                                      1,046            8,337
Cadbury Schweppes PLC                                                       533           20,430
GlaxoSmithKline PLC                                                       3,525          170,998
Imperial Chemical Industries PLC                                            217            3,958
International Power PLC                                                     110            4,118
Shell Transport & Trading Co. PLC                                         1,811          105,147
Unilever PLC                                                                642           24,942
Vodafone Group PLC                                                        7,151          173,912
WPP Group PLC                                                               106            5,411
                                                                                  --------------
                                                                                         995,931
                                                                                  --------------
                                      TOTAL COMMON STOCK--90.31%
                                               (Cost $5,667,462)                       4,559,983

                                                                      FACE
                                                                     AMOUNT
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCIES--8.42%
Federal National Mortgage Assoc.,
 2.93%, 07/01/05                                                   $    200,000          200,000
Federal National Mortgage Assoc.,
 3.18%, 07/06/05                                                        225,000          224,901
                                                                                  --------------
                                     TOTAL U S GOVERNMENT AGENCY
                                   SHORT-TERM OBLIGATIONS--8.42%
                                                 (Cost $424,901)                         424,901
                                                                                  --------------
                                       TOTAL INVESTMENTS--98.73%
                                               (Cost $6,092,363)                       4,984,884
                  CASH AND OTHER ASSETS, LESS LIABILITIES--1.27%                          64,107
                                                                                  --------------
                                             NET ASSETS--100.00%                  $    5,048,991
                                                                                  ==============

*--Non-income producing securities


NOTE TO SCHEDULE OF INVESTMENTS

(a) This portfolio invests primarily in American Depositary Receipts. These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

[CHART]

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

Materials                                    2.00%
Energy                                      18.75%
Industrials                                  3.09%
Consumer Discretionary                      10.40%
Consumer Staples                             5.96%
Health Care                                 12.69%
Financials                                  16.77%
Information Technology                      10.79%
Telecommunication Services                  18.07%
Utilities                                    1.48%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005  (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

ASSETS
Investments in securities, at value (Cost $6,092,363)                    $     4,984,884
Cash and cash equivalents                                                         52,690
Receivable for:
  Dividends                                                                       21,206
  Capital stock sold                                                               1,397
  Expense reimbursement                                                            1,450
                                                                         ---------------
                                                          TOTAL ASSETS         5,061,627
                                                                         ---------------
LIABILITIES
Payable to investment adviser for fund expenses                                    6,378
Accrued:
  Investment advisory fee                                                          3,076
  Service fee                                                                      1,025
Other liabilities                                                                  2,156
                                                                         ---------------
                                                     TOTAL LIABILITIES            12,636
                                                                         ---------------
                                                            NET ASSETS   $     5,048,991
                                                                         ===============
The components of net assets:
  Capital paid-in                                                        $     6,351,603
  Undistributed net investment income                                             54,394
  Accumulated net realized loss on investments                                  (249,527)
  Net unrealized depreciation of investments                                  (1,107,479)
                                                                         ---------------
                                                            NET ASSETS   $     5,048,991
                                                                         ===============
SHARES OUTSTANDING ($.01 par value per share)                                  6,976,114
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $          0.72
                                                                         ===============
Shares Authorized                                                             45,000,000

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2005  (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $12,397)                       $        76,450
Interest                                                                           4,627
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME            81,077
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          18,191
Service fees                                                                       6,064
Professional fees                                                                  3,587
Custody and transaction fees                                                       4,406
Directors' fees and expenses                                                       1,331
Compliance expenses                                                                  165
Registration fees                                                                    377
Insurance expenses                                                                 1,309
                                                                         ---------------
                                                        TOTAL EXPENSES            35,430
                                              LESS EXPENSES REIMBURSED            (8,747)
                                                                         ---------------
                                                          NET EXPENSES            26,683
                                                                         ---------------
INVESTMENT INCOME--NET                                                            54,394
                                                                         ---------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                               (20,183)
  Change in unrealized depreciation of investments                              (194,030)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                         (214,213)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (159,819)
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

INTERNATIONAL STOCK PORTFOLIO

                                                                                     (UNAUDITED)
                                                                                     SIX MONTHS         YEAR ENDED
                                                                                    ENDED JUNE 30,      DECEMBER 31,
                                                                                   ---------------    ---------------
                                                                                        2005               2004
                                                                                   ---------------    ---------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Investment income--net                                                      $        54,394    $        37,141
       Net realized gain (loss) on investments                                             (20,183)            11,609
       Change in unrealized appreciation (depreciation)                                   (194,030)           542,822
                                                                                   ---------------    ---------------
       Net increase (decrease) in net assets resulting from operations                    (159,819)           591,572

     DISTRIBUTIONS TO SHAREHOLDERS FROM
       Investment income--net                                                                   --            (37,145)

     CAPITAL SHARE TRANSACTIONS--Net                                                       446,425            464,640
                                                                                   ---------------    ---------------
     TOTAL INCREASE                                                                        286,606          1,019,067
     NET ASSETS
       Beginning of period                                                               4,762,385          3,743,318
                                                                                   ---------------    ---------------
       End of period                                                               $     5,048,991    $     4,762,385
                                                                                   ===============    ===============
     Undistributed Net Investment Income                                           $        54,394                 --
                                                                                   ===============    ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

INTERNATIONAL STOCK PORTFOLIO

                                                          (UNAUDITED)                                                  PERIOD FROM
                                                           SIX MONTHS                                                MAY 1, 2000 (1)
                                                             ENDED                                                          TO
                                                            JUNE 30,             YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                          -----------    -----------------------------------------   ---------------
                                                              2005         2004       2003       2002       2001           2000
                                                          -----------    --------   --------   --------   --------   ---------------
     Net Asset Value, Beginning of Period                   $   0.75     $   0.66   $   0.49   $   0.61   $   0.80     $   1.00
     Investment income--net                                     0.01         0.01       0.01         --         --           --
     Net realized and unrealized gain (loss)
       on investments                                          (0.04)        0.09       0.17      (0.12)     (0.19)       (0.20)
                                                            --------     --------   --------   --------   --------     --------
                         Total from investment operations      (0.03)        0.10       0.18      (0.12)     (0.19)       (0.20)
     Less distributions from
       Investment income--net                                     --        (0.01)     (0.01)        --         --           --
                                                            --------     --------   --------   --------   --------     --------
                                      Total distributions         --        (0.01)     (0.01)        --         --           --
                                                            ========     ========   ========   ========   ========     ========
     Net Asset Value, End of Period                         $   0.72     $   0.75   $   0.66   $   0.49   $   0.61     $   0.80
                                                            ========     ========   ========   ========   ========     ========
     Total return                                              (7.99)%**    14.53%     35.81%    (19.06)%   (23.11)%     (19.52)%**
                                                            ========     ========   ========   ========   ========     ========
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)              $  5,049     $  4,762   $  3,743   $  2,681   $  3,130     $  4,024
     Ratio of expenses with reimbursement to average
      net assets (2)                                            1.10%*       1.10%      1.10%      1.10%      1.10%        1.10%*
     Ratio of expenses without reimbursement to average
      net assets                                                1.46%*       1.35%      1.52%      1.54%      1.54%        1.37%*
     Ratio of net investment income to average net assets       2.24%*       0.91%      1.01%      0.69%      0.57%        0.84%*
     Portfolio turnover rate                                    1.20%        4.22%        --         --      18.74%        6.18%


*    Ratios Annualized
**   Returns are not annualized
(1)  Commencement of operations.
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.10% on the International Stock Portfolio until April 30, 2006.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 2005  (Unaudited)

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and the International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

FEDERAL INCOME TAXES:

For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

                        TAX YEAR ENDING                                               EXPIRATION
                        DECEMBER 31, 2004                        LOSS CARRYFORWARDS      DATES
                        -----------------                        ------------------   ----------
                        Growth Portfolio                             $   495,016         2009
                                                                     $ 2,289,774         2010
                                                                     $   344,124         2011
                        Equity Income Portfolio                      $    84,352         2011
                                                                     $   229,608         2012
                        Government Bond Portfolio                    $    26,987         2012
                        Small-Cap/Mid-Cap Portfolio                  $    27,833         2008
                                                                     $   273,016         2010
                                                                     $ 1,735,048         2011
                                                                     $    49,937         2012
                        High Yield Bond Portfolio                    $   655,751         2011
                        International Stock Portfolio                $   143,766         2009
                                                                     $    35,288         2010
                                                                     $    23,939         2011

Post-October capital loss deferrals at December 31, 2004 were as follows:

                        Growth Portfolio                                $ 36,133
                        Government Bond Portfolio                       $  2,249
                        International Stock Portfolio                   $ 26,351

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Operating expenses not directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolio's net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                                           INVESTMENT     SERVICE
                                                                          ADVISORY FEE      FEE
                        Growth Portfolio                                      0.50%        0.25%
                        Equity Income Portfolio                               0.50%        0.25%
                        Balanced Portfolio                                    0.50%        0.25%
                        Money Market Portfolio                                0.50%        0.25%
                        Government Bond Portfolio                             0.50%        0.25%
                        Small-Cap/Mid-Cap Portfolio                           1.25%        0.25%
                        High Yield Bond Portfolio                             0.55%        0.25%
                        International Stock Portfolio                         0.75%        0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside directors' fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each portfolio's average daily net assets until April 30, 2006:

                        Growth Portfolio                                  0.87%
                        Equity Income Portfolio                           0.79%
                        Balanced Portfolio                                0.81%
                        Money Market Portfolio                            0.56%
                        Government Bond Portfolio                         0.35%
                        Small-Cap/Mid-Cap Portfolio                       1.12%
                        High Yield Bond Portfolio                         0.80%
                        International Stock Portfolio                     1.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

As of June 30, 2005, SM&R and American National had the following ownership in the Fund:

                                                                    AMERICAN NATIONAL               AMERICAN NATIONAL
                                            SM&R                   CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                                ----------------------------  -----------------------------  -----------------------------
                                           PERCENT OF SHARES              PERCENT OF SHARES              PERCENT OF SHARES
                                 SHARES       OUTSTANDING       SHARES       OUTSTANDING       SHARES       OUTSTANDING
Growth Portfolio                  148,361        1.25%         2,897,638        24.42%        8,820,431       74.33%
Equity Income Portfolio           187,615        1.41%         3,599,511        27.09%        9,498,656       71.50%
Balanced Portfolio                102,905        1.04%         3,483,997        35.31%        6,280,324       63.65%
Money Market Portfolio            236,638        0.71%         2,763,832         8.27%       30,413,967       91.02%
Government Bond Portfolio              --        0.00%         6,272,439        54.17%        5,307,625       45.83%
Small-Cap/Mid-Cap Portfolio       400,000        3.11%         2,000,000        15.57%       10,444,707       81.32%
High Yield Bond Portfolio              --        0.00%        28,676,010        92.29%        2,394,908        7.71%
International Stock Portfolio   1,557,920       22.33%         3,635,148        52.11%        1,783,046       25.56%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper and short-term obligations, were as follows:

                                                                      PURCHASES       SALES
                        Growth Portfolio                             $ 4,664,531  $ 3,251,105
                        Equity Income Portfolio                      $ 4,472,250  $ 2,904,971
                        Balanced Portfolio                           $ 3,346,063  $ 1,687,452
                        Government Bond Portfolio                    $ 2,380,610  $ 1,587,286
                        Small-Cap/Mid-Cap Portfolio                  $ 8,432,109  $ 8,461,589
                        High Yield Bond Portfolio                    $ 2,949,220  $ 1,757,911
                        International Stock Portfolio                $   301,544  $    54,225

Gross unrealized appreciation and depreciation as of June 30, 2005, based on the cost for federal income tax purposes is as follows:

                                                                  APPRECIATION    DEPRECIATION
                        Growth Portfolio                           $ 3,438,277    $   443,352
                        Equity Income Portfolio                    $ 3,491,977    $ 1,244,798
                        Balanced Portfolio                         $ 1,379,619    $   468,423
                        Government Bond Portfolio                  $   110,487    $    75,943
                        Small-Cap/Mid-Cap Portfolio                $   188,769    $    33,295
                        High Yield Bond Portfolio                  $ 1,544,553    $ 2,790,227
                        International Stock Portfolio              $   496,828    $ 1,604,307

NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                              284,294   $       433,143      1,034,641   $     1,511,085
Investment income dividends reinvested                                   --                --        139,473           214,788
                                                               ------------   ---------------   ------------   ---------------
Subtotals                                                           284,294           433,143      1,174,114         1,725,873
Redemptions of capital shares                                      (429,248)         (651,285)      (710,644)       (1,040,386)
                                                               ------------   ---------------   ------------   ---------------
Net increase (decrease) in capital shares outstanding              (144,954)  $      (218,142)       463,470   $       685,487
                                                                              ===============                  ===============
Shares outstanding at beginning of period                        12,011,384                       11,547,914
                                                               ------------                     ------------
Shares outstanding at end of period                              11,866,430                       12,011,384
                                                               ============                     ============

EQUITY INCOME PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                              379,544   $       643,805        964,522   $     1,569,055
Investment income dividends reinvested                                   --                --        225,751           388,292
                                                               ------------   ---------------   ------------   ---------------
Subtotals                                                           379,544           643,805      1,190,273         1,957,347
Redemptions of capital shares                                      (703,287)       (1,186,763)      (720,314)       (1,171,336)
                                                               ------------   ---------------   ------------   ---------------
Net increase (decrease) in capital shares outstanding              (323,743)  $      (542,958)       469,959   $       786,011
                                                                              ===============                  ===============
Shares outstanding at beginning of period                        13,609,525                       13,139,566
                                                               ------------                     ------------
Shares outstanding at end of period                              13,285,782                       13,609,525
                                                               ============                     ============

BALANCED PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                              782,326   $     1,120,228      1,664,088   $     2,375,147
Investment income dividends reinvested                                   --                --        180,340           261,493
Distributions from net realized gains reinvested                         --                --        104,715           151,836
                                                               ------------   ---------------   ------------   ---------------
Subtotals                                                           782,326         1,120,228      1,949,143         2,788,476
Redemptions of capital shares                                      (382,177)         (545,568)      (671,580)         (961,901)
                                                               ------------   ---------------   ------------   ---------------
Net increase in capital shares outstanding                          400,149   $       574,660      1,277,563   $     1,826,575
                                                                              ===============                  ===============
Shares outstanding at beginning of period                         9,467,077                        8,189,514
                                                               ------------                     ------------
Shares outstanding at end of period                               9,867,226                        9,467,077
                                                               ============                     ============

MONEY MARKET PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                            8,720,057   $     8,720,057     29,675,893   $    29,675,893
Investment income dividends reinvested                              328,284           328,284        220,503           220,503
                                                               ------------   ---------------   ------------   ---------------
Subtotals                                                         9,048,341         9,048,341     29,896,396        29,896,396
Redemptions of capital shares                                    (5,625,358)       (5,625,358)   (18,301,767)      (18,301,767)
                                                               ------------   ---------------   ------------   ---------------
Net increase in capital shares outstanding                        3,422,983   $     3,422,983     11,594,629   $    11,594,629
                                                                              ===============                  ===============
Shares outstanding at beginning of period                        29,991,454                       18,396,825
                                                               ------------                     ------------
Shares outstanding at end of period                              33,414,437                       29,991,454
                                                               ============                     ============

GOVERNMENT BOND PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                            1,143,196   $     1,195,329      1,926,597   $     2,037,894
Investment income dividends reinvested                                   --                --        285,712           297,140
                                                               ------------   ---------------   ------------   ---------------
Subtotals                                                         1,143,196         1,195,329      2,212,309         2,335,034
Redemptions of capital shares                                      (425,542)         (444,717)    (2,008,540)       (2,145,283)
                                                               ------------   ---------------   ------------   ---------------
Net increase in capital shares outstanding                          717,654   $       750,612        203,769   $       189,751
                                                                              ===============                  ===============
Shares outstanding at beginning of period                        10,862,410                       10,658,641
                                                               ------------                     ------------
Shares outstanding at end of period                              11,580,064                       10,862,410
                                                               ============                     ============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                            1,701,698   $       409,502      5,325,472   $     1,229,289
Redemptions of capital shares                                    (1,288,956)         (315,990)    (2,669,355)         (618,616)
                                                               ------------   ---------------   ------------   ---------------
Net increase in capital shares outstanding                          412,742   $        93,512      2,656,117   $       610,673
                                                                              ===============                  ===============
Shares outstanding at beginning of period                        12,431,965                        9,775,848
                                                               ------------                     ------------
Shares outstanding at end of period                              12,844,707                       12,431,965
                                                               ============                     ============

HIGH YIELD BOND PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                              725,147   $       650,648      1,145,551   $     1,036,018
Investment income dividends reinvested                                   --                --      1,585,204         1,442,535
                                                               ------------   ---------------   ------------   ---------------
Subtotals                                                           725,147           650,648      2,730,755         2,478,553
Redemptions of capital shares                                      (198,125)         (177,668)      (314,642)         (288,592)
                                                               ------------   ---------------   ------------   ---------------
Net increase in capital shares outstanding                          527,022   $       472,980      2,416,113   $     2,189,961
                                                                              ===============                  ===============
Shares outstanding at beginning of period                        30,543,896                       28,127,783
                                                               ------------                     ------------
Shares outstanding at end of period                              31,070,918                       30,543,896
                                                               ============                     ============

INTERNATIONAL STOCK PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                  DECEMBER 31, 2004
                                                               ------------------------------   ------------------------------
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
                                                               ------------   ---------------   ------------   ---------------
Sale of capital shares                                              709,673   $       519,669      1,407,476   $       959,461
Investment income dividends reinvested                                   --                --         49,526            37,145
                                                               ------------   ---------------   ------------   ---------------
Subtotals                                                           709,673           519,669      1,457,002           996,606
Redemptions of capital shares                                       (99,765)          (73,244)      (782,670)         (531,966)
                                                               ------------   ---------------   ------------   ---------------
Net increase in capital shares outstanding                          609,908   $       446,425        674,332   $       464,640
                                                                              ===============                  ===============
Shares outstanding at beginning of period                         6,366,206                        5,691,874
                                                               ------------                     ------------
Shares outstanding at end of period                               6,976,114                        6,366,206
                                                               ============                     ============

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


                 (This page has been left blank intentionally.)

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
                               2450 South Shore Boulevard, League City, TX 77573

                                    DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary
                   Debbie L. Hankins, Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL
                           Greer, Herz & Adams, L.L.P.
                                 One Moody Plaza
                               Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                        REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

Form 9429S                                                                 08/05

Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of August 31, 2005, an evaluation was performed under the
		supervision and with the participation of the officers of American
		National Investment Accounts, Inc. (the Company), including the
		Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls
		and procedures.  Based on that evaluation, the officers, including
		the CEO and CFO, conclude that, as of August 31, 2005, the
		companys disclosure controls and procedures (as defined in Rule
		30a-3(c) under the Investment Company Act of 1940, as amended) were
		reasonably designed so as to ensure that material information
		relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


American National Investment Accounts, Inc.

By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 31, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 31, 2005


By:
	Brenda T. Koelemay, Principal Financial Officer

Date:	August 31, 2005